UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Address of principal executive offices)

(Zip code)

Zachary P. Richmond

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant’s telephone number, including area code: 513-587-3400

Date of fiscal year end: March 31

Date of reporting period: September 30, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

Absolute Capital Opportunities Fund

Institutional Shares (CAPOX)

Semi-Annual Shareholder Report - September 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Absolute Capital Opportunities Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://absoluteadvisers.com/absfunds/absolute_capital_opportunities_fund_capox/#fundliterture. You can also request this information by contacting us at (888) 992-2765.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$74	1.48%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
24.6%
Financials
17.2%
Communications
13.3%
Industrials
11.4%
Health Care
11.3%
Consumer Discretionary
11.1%
Consumer Staples
6.7%
Energy
4.6%
Money Market Funds
2.5%
Options Purchased
2.6%
Liabilities in Excess of Other Assets
-5.3%

Value	Value
Liabilities in Excess of Other Assets	-5.3%
Options Purchased	2.6%
Money Market Funds	2.5%
Energy	4.6%
Consumer Staples	6.7%
Consumer Discretionary	11.1%
Health Care	11.3%
Industrials	11.4%
Communications	13.3%
Financials	17.2%
Technology	24.6%

Fund Statistics

  Net Assets$51,294,354
  Number of Portfolio Holdings54
  Advisory Fee (net of waivers)$289,403
  Portfolio Turnover12%

Material Fund Changes

No material changes occurred during the period ended September 30, 2025.

Absolute Capital Opportunities Fund - Institutional Shares (CAPOX)

Semi-Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://absoluteadvisers.com/absfunds/absolute_capital_opportunities_fund_capox/#fundliterture), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 093025-CAPOX

Absolute CEF Opportunities

Institutional Shares (ACEFX)

Semi-Annual Shareholder Report - September 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Absolute CEF Opportunities (the "Fund") for the period of April 1, 2025 to September 30, 2025.  You can find additional information about the Fund at https://absoluteadvisers.com/the_absolute_strategies_fund_asfix/#fundliterture. You can also request this information by contacting us at (888) 992-2765.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$188	3.66%

What did the Fund invest in?

Composition of Net Assets (% of net assets)

Closed End Funds
76.4%
Money Market Funds
9.2%
Exchange-Traded Funds
5.0%
Common Stocks
0.1%
Other Assets in Excess of Liabilities
9.3%

Value	Value
Other Assets in Excess of Liabilities	9.3%
Common Stocks	0.1%
Exchange-Traded Funds	5.0%
Money Market Funds	9.2%
Closed End Funds	76.4%

Fund Statistics

  Net Assets$7,673,517
  Number of Portfolio Holdings54
  Advisory Fee (net of waivers)$0
  Portfolio Turnover140%

Material Fund Changes

No material changes occurred during the period ended September 30, 2025.

Absolute CEF Opportunities - Institutional Shares (ACEFX)

Semi-Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://absoluteadvisers.com/the_absolute_strategies_fund_asfix/#fundliterture), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 093025-ACEFX

Absolute Convertible Arbitrage Fund

Institutional Shares (ARBIX)

Semi-Annual Shareholder Report - September 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Absolute Convertible Arbitrage Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025.  You can find additional information about the Fund at https://absoluteadvisers.com/absfunds/absolute_convertible_arbitrage_fund_arbix/#fundliterture. You can also request this information by contacting us at (888) 992-2765.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$69	1.34%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
34.3%
Industrials
16.5%
Health Care
13.6%
Consumer Discretionary
7.7%
Money Market Funds
4.7%
Financials
4.4%
Communications
4.3%
Energy
3.6%
Materials
3.1%
Mutual Funds
2.5%
Consumer Staples
2.3%
Utilities
1.4%
Real Estate
0.2%
Other Assets in Excess of Liabilities
1.4%

Value	Value
Other Assets in Excess of Liabilities	1.4%
Real Estate	0.2%
Utilities	1.4%
Consumer Staples	2.3%
Mutual Funds	2.5%
Materials	3.1%
Energy	3.6%
Communications	4.3%
Financials	4.4%
Money Market Funds	4.7%
Consumer Discretionary	7.7%
Health Care	13.6%
Industrials	16.5%
Technology	34.3%

Fund Statistics

  Net Assets$1,260,613,137
  Number of Portfolio Holdings240
  Advisory Fee (net of waivers)$6,228,807
  Portfolio Turnover12%

Material Fund Changes

No material changes occurred during the period ended September 30, 2025.

Absolute Convertible Arbitrage Fund - Institutional Shares (ARBIX)

Semi-Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://absoluteadvisers.com/absfunds/absolute_convertible_arbitrage_fund_arbix/#fundliterture), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 093025-ARBIX

Absolute Convertible Arbitrage Fund

Investor Shares (ARBOX)

Semi-Annual Shareholder Report - September 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Absolute Convertible Arbitrage Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025.  You can find additional information about the Fund at https://absoluteadvisers.com/absfunds/absolute_convertible_arbitrage_fund_arbix/#fundliterture. You can also request this information by contacting us at (888) 992-2765.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$81	1.59%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.4%
Real Estate	0.2%
Utilities	1.4%
Consumer Staples	2.3%
Mutual Funds	2.5%
Materials	3.1%
Energy	3.6%
Communications	4.3%
Financials	4.4%
Money Market Funds	4.7%
Consumer Discretionary	7.7%
Health Care	13.6%
Industrials	16.5%
Technology	34.3%

Fund Statistics

  Net Assets$1,260,613,137
  Number of Portfolio Holdings240
  Advisory Fee (net of waivers)$6,228,807
  Portfolio Turnover12%

Material Fund Changes

No material changes occurred during the period ended September 30, 2025.

Absolute Convertible Arbitrage Fund - Investor Shares (ARBOX)

Semi-Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://absoluteadvisers.com/absfunds/absolute_convertible_arbitrage_fund_arbix/#fundliterture), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 093025-ARBOX

Absolute Flexible Fund

Institutional Shares (FLXIX)

Semi-Annual Shareholder Report - September 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Absolute Flexible Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025.  You can find additional information about the Fund at https://absoluteadvisers.com/absfunds/flexible-fund/#fundliterture. You can also request this information by contacting us at (888) 992-2765.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$78	1.49%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
51.4%
Communications
15.3%
Consumer Discretionary
13.0%
Health Care
8.2%
Industrials
7.2%
Financials
1.7%
Other Assets in Excess of Liabilities
3.2%

Value	Value
Other Assets in Excess of Liabilities	3.2%
Financials	1.7%
Industrials	7.2%
Health Care	8.2%
Consumer Discretionary	13.0%
Communications	15.3%
Technology	51.4%

Fund Statistics

  Net Assets$31,436,309
  Number of Portfolio Holdings57
  Advisory Fee (net of waivers)$124,728
  Portfolio Turnover40%

Material Fund Changes

No material changes occurred during the period ended September 30, 2025.

Absolute Flexible Fund - Institutional Shares (FLXIX)

Semi-Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://absoluteadvisers.com/absfunds/flexible-fund/#fundliterture), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 093025-FLXIX

Absolute Select Value ETF

(ABEQ) NYSE Arca, Inc.

Semi-Annual Shareholder Report - September 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Absolute Select Value ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025.  You can find additional information about the Fund at https://absoluteadvisers.com/absfunds/absolute_core_strategy_etf_abeq/#fundliterture. You can also request this information by contacting us at (833) 267-3383.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Absolute Select Value ETF	$44	0.85%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.0%
Utilities	1.2%
Communications	2.6%
Technology	5.0%
Health Care	6.9%
Industrials	7.4%
Consumer Staples	11.1%
U.S. Treasury Obligations	11.2%
Financials	12.3%
Materials	18.3%
Energy	23.0%

Country Weighting (% of net assets)

Value	Value
Ireland	4.4%
United Kingdom	5.8%
Canada	19.1%
United States	69.7%

Material Fund Changes

No material changes occurred during the period ended September 30, 2025.

Fund Statistics

  Net Assets$117,210,571
  Number of Portfolio Holdings28
  Advisory Fee (net of waivers)$334,346
  Portfolio Turnover6%

Absolute Select Value ETF (ABEQ)

Semi-Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://absoluteadvisers.com/absfunds/absolute_core_strategy_etf_abeq/#fundliterture), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 093025-ABEQ

Dean Equity Income Fund

 (DAEIX)

Semi-Annual Shareholder Report - September 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Dean Equity Income Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025.  You can find additional information about the Fund at https://funddocs.filepoint.com/deanmutual/. You can also request this information by contacting us at (888) 899-8343.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dean Equity Income Fund	$36	0.70%

How did the Fund perform during the reporting period?

The Fund returned 3.42%, compared with 19.99% for the broad market benchmark, the Russell 1000® Index, and 9.32% for the Russell 1000® Value Index for the six months ended September 30, 2025. Market factors were a headwind to performance. The portfolio’s lower price sensitivity and volatility as well as higher dividend yield were detractors from relative returns.

The Fund’s best-performing sector relative to the broad market benchmark was Financials. The Fund’s stock selection was additive due to performance from JPMorgan Chase & Co. (JPM) and Canadian Imperial Bank of Commerce (CM) up 30.1% and 44.6%, respectively. The Fund’s second best-performing sector relative to the benchmark was Health Care. Both allocation and stock selection within Health Care were additive.

The Fund’s worst-performing sector relative to the benchmark was Technology. Allocation and stock selection in Technology detracted from performance, as the Fund was underweight in the strong Technology sector. The Fund's second worst performing sector relative to the benchmark was Communications. The principal driver of weakness was security selection with the Fund’s lower volatility and higher dividend holdings not keeping up with the risk-on market.

Top-contributing stocks to Fund performance were JPM and Fastenal Co. (FAST). JPM was a large beneficiary of President Trump's re-election, as many see his administration as favoring less regulation, freeing up JPM's capital allocation opportunities and driving higher fee revenues. FAST’s defensive positioning as a critical parts manufacturer provided pricing power which offset end market weakness and mixed headwinds. Management of FAST has also been able to close the price-cost gap of its products and continues to gain market share.

The largest detracting stocks were LKQ Corp. (LKQ) and EOG Resources, Inc. (EOG). LKQ faced several challenges, including delayed recovery in repairable claims, tariff impacts, competitive market dynamics in North America, and persistent market softness in Europe. Despite EOG beating earnings expectations, operational performance couldn't overcome broader concerns about oil price weakness and sector headwinds.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Dean Equity Income Fund
Russell 1000® Index
Russell 1000® Value Index
$20,000
$15,000
$10,000
$5,000
$0
$17,347
$13,863
$12,038
Nov-2022
Sep-2023
Sep-2024
Sep-2025

	Dean Equity Income Fund	Russell 1000® Index	Russell 1000® Value Index
Nov-2022	$10,000	$10,000	$10,000
Sep-2023	$9,361	$10,858	$9,914
Sep-2024	$11,608	$14,732	$12,667
Sep-2025	$12,038	$17,347	$13,863

Average Annual Total Returns

	1 Year	Since Inception (November 22, 2022)
Dean Equity Income Fund	3.71%	6.71%
Russell 1000® Index	17.75%	21.28%
Russell 1000® Value Index	9.44%	12.12%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 888-899-8343 or visit https://deanmutualfunds.com/equity-income-fund/ for updated performance information.

Fund Statistics

Net Assets	$88,386,966
Number of Portfolio Holdings	49
Advisory Fee (net of waivers)	$177,791
Portfolio Turnover	16%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials 16.0%
Consumer Staples 14.2%
Utilities 12.7%
Real Estate 9.9%
Industrials 9.5%
Health Care 9.2%
Energy 6.9%
Communications 5.9%
Technology 5.8%
Materials 4.5%
Consumer Discretionary 3.4%
Other Assets in Excess of Liabilities 2.0%

Value	Value
Other Assets in Excess of Liabilities	2.0%
Consumer Discretionary	3.4%
Materials	4.5%
Technology	5.8%
Communications	5.9%
Energy	6.9%
Health Care	9.2%
Industrials	9.5%
Real Estate	9.9%
Utilities	12.7%
Consumer Staples	14.2%
Financials	16.0%

Material Fund Changes

No material changes occurred during the period ended September 30, 2025.

Dean Equity Income Fund -  (DAEIX)

Semi-Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/deanmutual/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 093025-DAEIX

Dean Mid Cap Value Fund

 (DALCX)

Semi-Annual Shareholder Report - September 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Dean Mid Cap Value Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025.  You can find additional information about the Fund at https://funddocs.filepoint.com/deanmutual/. You can also request this information by contacting us at (888) 899-8343.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dean Mid Cap Value Fund	$44	0.85%

How did the Fund perform during the reporting period?

The Fund returned 6.66% versus 20.07% for the broad market benchmark, the Russell 3000® Index, and 11.86% for the Russell Midcap® Value Index, for the six months ended September 30, 2025. Underperformance was largely driven by macro style factors, as the Fund was underweight growth, momentum-driven, and high-volatility stocks. After April lows, volatile stocks rallied on expectations of trade resolution and rate cuts. The Fund also lacked exposure to broad market themes such as artificial intelligence and cryptocurrency related stocks.

The Fund’s strongest-performing sectors relative to the broad market benchmark were Healthcare and Energy. The Fund’s outperformance in Healthcare was primarily driven by the Fund’s underweight position in this underperforming sector, which helped limit downside relative to the benchmark. Energy was the Fund’s second-best sector due to the Fund’s higher allocation to the sector relative to the benchmark and stock selection being largely in-line with the benchmark, which also limited relative downside.

Technology and Materials were the Fund's weakest sectors. The Fund’s underperformance in Technology was due to being underweight in the sector relative to the broad market benchmark by approximately 24% and the sector returning nearly 40%. Materials suffered from declines due to chemical stocks owned by the Fund and the Fund's lack of exposure to the outperforming Metals & Mining industry.

Top contributors to Fund performance included L3Harris Technologies, Inc. (LHX), a defense firm benefiting from cost reductions and integration of AeroJet Rocketdyne. LHX is well positioned for future defense spending, including the Golden Dome project. BorgWarner, Inc. (BWA), an auto parts supplier, rebounded post-April as tariff impacts eased and EV product wins continued.

The largest detractors from Fund performance were Molina Healthcare, Inc. (MOH) and Conagra Brands, Inc. (CAG). MOH lowered guidance twice due to weakness in Marketplace and Medicaid, driven by higher medical loss ratios. CAG faced inflationary pressures in packaging and proteins, with limited pricing power, declining margins, and cash flow concerns, which could become an issue for the continuation of the dividend. The Fund exited both positions as they no longer met the Fund's investment criteria.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Dean Mid Cap Value Fund
Russell 3000® Index
Russell Midcap® Index
Russell Midcap® Value Index
$40,000
$30,000
$20,000
$10,000
$0
$39,447
$29,401
$27,519
$25,848
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025

	Dean Mid Cap Value Fund	Russell 3000® Index	Russell Midcap® Index	Russell Midcap® Value Index
Sep-2015	$10,000	$10,000	$10,000	$10,000
Sep-2016	$11,795	$11,496	$11,425	$11,726
Sep-2017	$13,477	$13,647	$13,176	$13,294
Sep-2018	$14,827	$16,046	$15,018	$14,465
Sep-2019	$15,317	$16,514	$15,496	$14,696
Sep-2020	$13,404	$18,992	$16,201	$13,624
Sep-2021	$18,464	$25,045	$22,375	$19,400
Sep-2022	$17,534	$20,630	$18,036	$16,770
Sep-2023	$19,916	$24,852	$20,461	$18,622
Sep-2024	$25,576	$33,598	$26,462	$24,025
Sep-2025	$27,519	$39,447	$29,401	$25,848

Average Annual Total Returns

	1 Year	5 Years	10 Years
Dean Mid Cap Value Fund	7.60%	15.47%	10.65%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell Midcap® Index	11.11%	12.66%	11.39%
Russell Midcap® Value Index	7.58%	13.66%	9.96%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 888-899-8343 or visit https://deanmutualfunds.com/mid-cap-value-fund/ for updated performance information.

Fund Statistics

Net Assets	$217,560,608
Number of Portfolio Holdings	59
Advisory Fee (net of waivers)	$636,500
Portfolio Turnover	14%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials
18.1%
Industrials
17.5%
Technology
9.3%
Utilities
9.2%
Health Care
8.6%
Consumer Discretionary
8.0%
Real Estate
8.0%
Consumer Staples
6.2%
Materials
5.2%
Energy
4.7%
Communications
2.8%
Other Assets in Excess of Liabilities
2.4%

Value	Value
Other Assets in Excess of Liabilities	2.4%
Communications	2.8%
Energy	4.7%
Materials	5.2%
Consumer Staples	6.2%
Real Estate	8.0%
Consumer Discretionary	8.0%
Health Care	8.6%
Utilities	9.2%
Technology	9.3%
Industrials	17.5%
Financials	18.1%

Material Fund Changes

No material changes occurred during the period ended September 30, 2025.

Dean Mid Cap Value Fund -  (DALCX)

Semi-Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/deanmutual/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 093025-DALCX

Dean Small Cap Value Fund

 (DASCX)

Semi-Annual Shareholder Report - September 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Dean Small Cap Value Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025.  You can find additional information about the Fund at https://funddocs.filepoint.com/deanmutual/. You can also request this information by contacting us at (888) 899-8343.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dean Small Cap Value Fund	$62	1.18%

How did the Fund perform during the reporting period?

The Fund returned 9.77% during the six months ended September 30, 2025, compared to 20.07% for the broad market benchmark, the Russell 3000® Index, and 18.20% for the Russell 2000 Value® Index. The Fund’s underperformance was primarily driven by its lack of exposure to highly volatile or momentum-driven stocks, as well as a tilt toward companies with market capitalizations smaller than those in the benchmark. Additionally, the absence of investments in precious metals companies and weak performance from holdings in the Energy sector further weighed on results.

The Fund’s strongest-performing sectors relative to the broad market benchmark were Health Care and Utilities. The Fund’s outperformance in both sectors was primarily driven by the Fund’s underweight positions in these underperforming areas, which helped limit downside relative to the benchmark.

Conversely, the Fund’s weakest-performing sectors relative to the benchmark were Technology and Industrials. The underperformance in Technology was primarily due to the Fund’s underweight position, despite stock selection outperforming the benchmark. In the Industrials sector, results were negatively affected by both an overweight allocation and subpar stock selection compared to the benchmark.

The top contributing stocks to Fund performance were Bel Fuse, Inc. (BELFB) and Advanced Energy Industries, Inc. (AEIS). BELFB, a manufacturer of electronic components that protect and connect electronic circuits, reported better-than-expected earnings, driven by the conclusion of customer inventory de-stocking and a value-accretive acquisition. AEIS, a producer of power conversion products that transform energy into usable forms, also exceeded earnings expectations and raised its guidance, supported by strong demand from the semiconductor industry and data centers.

The largest detractors from Fund performance were Carter’s, Inc. (CRI) and Helmerich & Payne, Inc. (HP). CRI, a marketer of baby and young children’s apparel, reported weak earnings due to continued margin pressure while also facing higher tariff costs. HP, one of the largest contract land drillers, missed earnings expectations as its recent KCA acquisition delivered lower than anticipated results.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Dean Small Cap Value Fund
Russell 2000® Index
Russell 2000® Value Index
Russell 3000® Index
$40,000
$30,000
$20,000
$10,000
$0
$39,447
$25,391
$24,167
$20,610
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025

	Dean Small Cap Value Fund	Russell 2000® Index	Russell 2000® Value Index	Russell 3000® Index
Sep-2015	$10,000	$10,000	$10,000	$10,000
Sep-2016	$11,744	$11,547	$11,881	$11,496
Sep-2017	$13,539	$13,942	$14,322	$13,647
Sep-2018	$13,962	$16,066	$15,658	$16,046
Sep-2019	$13,452	$14,638	$14,367	$16,514
Sep-2020	$11,114	$14,695	$12,229	$18,992
Sep-2021	$17,439	$21,701	$20,047	$25,045
Sep-2022	$16,924	$16,602	$16,501	$20,630
Sep-2023	$17,960	$18,085	$17,795	$24,852
Sep-2024	$20,739	$22,925	$22,401	$33,598
Sep-2025	$20,610	$25,391	$24,167	$39,447

Average Annual Total Returns

	1 Year	5 Years	10 Years
Dean Small Cap Value Fund	-0.62%	13.15%	7.50%
Russell 2000® Index	10.76%	11.56%	9.77%
Russell 2000® Value Index	7.88%	14.59%	9.23%
Russell 3000® Index	17.41%	15.74%	14.71%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 888-899-8343 or visit https://deanmutualfunds.com/small-cap-value-fund/ for updated performance information.

Fund Statistics

Net Assets	$168,496,060
Number of Portfolio Holdings	63
Advisory Fee	$743,432
Portfolio Turnover	73%

What did the Fund invest in?

Sector Weighting (% of net assets)

Industrials
27.9%
Consumer Discretionary
20.8%
Financials
20.6%
Technology
12.5%
Energy
5.2%
Materials
4.9%
Consumer Staples
3.5%
Real Estate
2.5%
Health Care
1.7%
Other Assets in Excess of Liabilities
0.4%

Value	Value
Other Assets in Excess of Liabilities	0.4%
Health Care	1.7%
Real Estate	2.5%
Consumer Staples	3.5%
Materials	4.9%
Energy	5.2%
Technology	12.5%
Financials	20.6%
Consumer Discretionary	20.8%
Industrials	27.9%

Material Fund Changes

No material changes occurred during the period ended September 30, 2025.

Dean Small Cap Value Fund -  (DASCX)

Semi-Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/deanmutual/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 093025-DASCX

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable – disclosed with annual report

Item 3. Audit Committee Financial Expert.

Not applicable – disclosed with annual report

Item 4. Principal Accountant Fees and Services.

Not applicable – disclosed with annual report

Item 5. Audit Committee of Listed Registrants.

Certain series of the registrant that appear in the shareholder report included in Item 1 are listed issuers as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and have a separately-designated standing audit committee established in accordance with Section 3(a)(58)A of the Exchange Act. The audit committee consists of Daniel J. Condon, Freddie Jacobs, Jr. and Ronald C. Tritschler.

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Absolute CEF Opportunities

Absolute Capital Opportunities Fund

Absolute Convertible Arbitrage Fund

Absolute Flexible Fund

Semi-Annual Financial Statements and

Additional Information

September 30, 2025

Fund Adviser:

Absolute Investment Advisers LLC

82 South Barrett Square, Unit 4G

Rosemary Beach, FL 32461

1-888-992-2765

Absolute CEF Opportunities

Schedule of Investments

September 30, 2025 (Unaudited)

	Shares	Fair Value
Closed End Funds — 76.41%
abrdn Emerging Markets ex China Fund, Inc.	3,888	$25,194
abrdn Income Credit Strategies Fund	31,636	183,489
abrdn Japan Equity Fund, Inc., USD Class	76,047	599,250
Advent Convertible and Income Fund	17,920	229,197
BlackRock Core Bond Trust	31,800	316,092
BlackRock Income Trust, Inc.	90	1,012
BlackRock Multi-Sector Income Trust	27,766	371,787
Boulder Growth & Income Fund, Inc.	8,400	152,544
Destra Multi-Alternative Fund	3,242	28,011
Eaton Vance California Municipal Bond Fund	6,492	61,609
Eaton Vance New York Municipal Bond Fund	19,369	190,978
Gabelli Healthcare & WellnessRx Trust (The)	9,041	82,002
Invesco® Municipal Trust	4,900	47,285
Invesco® Quality Municipal Income Trust	4,800	47,280
Liberty All-Star Equity Fund, USD Class	41,355	262,191
LMP Capital and Income Fund, Inc.	12,086	187,695
Nuveen Credit Strategies Income Fund	47,836	252,096
Nuveen Multi-Asset Income Fund	22,800	295,944
Pioneer Diversified High Income Fund, Inc.	45,171	70,467
Pioneer Floating Rate Fund, Inc.	86,924	865,763
Pioneer High Income Fund, Inc.	133,324	43,997
Pioneer Municipal High Income Advantage Fund, Inc.	77,662	31,841
Pioneer Municipal High Income Fund Trust	54,923	19,772
Pioneer Municipal High Income Opportunities Fund, Inc.	36,534	5,846
Reaves Utility Income Fund	9,135	361,929
RiverNorth Capital and Income Fund	13,080	192,538
RiverNorth Flexible Municipal Income Fund II, Inc.	15,703	204,924
Saba Capital Income & Opportunities Fund	2,430	18,881
Saba Capital Income & Opportunities Fund II	953	8,691
Tortoise Sustainable and Social Impact Term Fund	12,364	145,401
Total Return Securities Fund, USD Class	80	486
Virtus Total Return Fund, Inc.	62,883	405,595
Western Asset Global High Income Fund, Inc.	17,717	116,932
XAI Madison Equity Premium Income Fund	5,934	36,613
Total Closed End Funds (Cost $5,776,095)		5,863,332

See accompanying notes which are an integral part of these financial statements.

Absolute CEF Opportunities

Schedule of Investments (continued)

September 30, 2025 (Unaudited)

	Shares	Fair Value
Common Stocks — 0.13%
Financials — 0.13%
Monroe Capital Corp.	1,480	$10,389
Total Common Stocks (Cost $11,091)		10,389

Exchange-Traded Funds — 4.94%
iShares® Global Infrastructure ETF	6,200	378,944
Total Exchange-Traded Funds (Cost $376,315)		378,944

Rights — 0.00%
BlackRock Income Trust, Inc.	90	5
ClearBridge Energy Midstream Opportunity Fund, Inc.	90	2
Cohen & Steers Infrastructure Fund, Inc.	25	2
RiverNorth Opportunities Fund, Inc.	30	—
Total Rights (Cost $74)		9

Money Market Funds — 9.20%
First American Treasury Obligations Fund, Class X, 4.02%(a)	705,982	705,982
Total Money Market Funds (Cost $705,982)		705,982

Total Investments — 90.68% (Cost $6,869,557)		6,958,656
Other Assets in Excess of Liabilities — 9.32%		714,861
Net Assets — 100.00%		$7,673,517

(a)	Rate disclosed is the seven day effective yield as of September 30, 2025.

See accompanying notes which are an integral part of these financial statements.

Absolute CEF Opportunities

Schedule of Securities Sold Short

September 30, 2025 (Unaudited)

	Shares	Fair Value
Closed End Funds — Short — (39.51)%
abrdn Global Infrastructure Income Fund	(50,235)	$(1,061,465)
BlackRock Health Sciences Term Trust	(528)	(7,614)
BlackRock Innovation and Growth Term Trust	(7,181)	(48,113)
Blackstone/GSO Strategic Credit Fund	(3,788)	(46,100)
ClearBridge Energy Midstream Opportunity Fund, Inc. - USD Class	(5,000)	(224,600)
Cohen & Steers Infrastructure Fund, Inc.	(37,800)	(937,440)
First Trust Mortgage Income Fund	(10,000)	(122,474)
RiverNorth Opportunities Fund, Inc.	(35,632)	(427,584)
Tortoise Energy Infrastructure Corp. - USD Class	(3,600)	(155,124)
Total Closed End Funds — Short (Proceeds Received $2,998,967)		(3,030,514)

Common Stocks — Short — (0.53)%
Financials — (0.53)%
Horizon Technology Finance Corp.	(6,656)	(40,601)
Total Common Stocks — Short (Proceeds Received $45,912)		(40,601)

Exchange-Traded Funds — Short — (8.33)%
Health Care Select Sector SPDR® Fund	(700)	(97,419)
Invesco® Senior Loan ETF	(3,200)	(66,976)
iShares® MSCI Japan ETF	(5,922)	(475,004)
Total Exchange-Traded Funds — Short (Proceeds Received $636,030)		(639,399)

Total Securities Sold Short — (48.37)% (Proceeds Received $3,680,909)		(3,710,514)

ETF – Exchange-Traded Fund

SPDR – Standard & Poor’s Depository Receipt

See accompanying notes which are an integral part of these financial statements.

Absolute Capital Opportunities Fund

Schedule of Investments

September 30, 2025 (Unaudited)

	Shares	Fair Value
Common Stocks — 100.23%
Communications — 13.30%
Alphabet, Inc., Class A	10,893	$2,648,088
Meta Platforms, Inc., Class A(a)	3,604	2,646,706
Universal Music Group NV - ADR	105,825	1,527,054
		6,821,848
Consumer Discretionary — 11.10%
Amazon.com, Inc.(a)(b)	14,495	3,182,667
CarMax, Inc.(a)(b)	18,403	825,743
Carvana Co.(b)	1,000	377,240
Fisker, Inc.(b)	7,480	5
Floor & Decor Holdings, Inc., Class A(b)	5,675	418,247
Lowe’s Companies, Inc.	3,541	889,889
		5,693,791
Consumer Staples — 6.70%
Dollar Tree, Inc.(b)	10,414	982,769
Philip Morris International, Inc.	15,139	2,455,546
		3,438,315
Energy — 4.62%
Berkshire Hathaway, Inc., Class B(a)(b)	3,496	1,757,579
Occidental Petroleum Corp.	12,995	614,014
		2,371,593
Financials — 17.16%
American Express Co.(a)	2,935	974,890
Aon PLC, Class A	3,647	1,300,447
Charles Schwab Corp. (The)	27,366	2,612,632
Intercontinental Exchange, Inc.	11,038	1,859,682
Ryan Specialty Group Holdings, Inc.	7,800	439,608
Visa, Inc., Class A	4,733	1,615,752
		8,803,011
Health Care — 11.34%
Alcon, Inc.	15,385	1,146,336
Becton, Dickinson and Co.	9,576	1,792,340
Cooper Companies, Inc. (The)(b)	8,575	587,902
Thermo Fisher Scientific, Inc.	2,965	1,438,084
Waters Corp.(b)	2,840	851,461
		5,816,123
Industrials — 11.44%
Ashtead Group PLC - ADR	4,567	1,226,239
Hayward Holdings, Inc.(b)	32,830	496,390
Jacobs Solutions, Inc.	8,867	1,328,809
Keysight Technologies, Inc.(b)	8,807	1,540,520
PACCAR, Inc.	12,974	1,275,604
		5,867,562

See accompanying notes which are an integral part of these financial statements.

Absolute Capital Opportunities Fund

Schedule of Investments (continued)

September 30, 2025 (Unaudited)

	Shares	Fair Value
Common Stocks — 100.23% (continued)
Technology — 24.57%
Adobe, Inc.(b)	2,595	$915,386
Advanced Micro Devices, Inc.(b)	7,790	1,260,344
Amentum Holdings, Inc.(b)	35,295	845,315
Analog Devices, Inc.	3,480	855,036
Apple, Inc.(a)	8,252	2,101,207
Applied Materials, Inc.	6,120	1,253,009
Arista Networks, Inc.(b)	9,444	1,376,085
Fiserv, Inc.(b)	9,045	1,166,172
Microsoft Corp.	3,320	1,719,594
Salesforce, Inc.	4,679	1,108,923
		12,601,071
Total Common Stocks (Cost $33,305,279)		51,413,314

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Fair Value
Call Options Purchased — 0.88%
SPDR S&P 500 ETF Trust	2,123	$141,430,014	$700.00	November 2025	$452,199
Total Call Options Purchased (Cost $525,688)					452,199

Put Options Purchased — 1.66%
Amazon.com, Inc.	66	1,449,162	210.00	October 2025	12,408
Meta Platforms, Inc.	18	1,321,884	690.00	October 2025	6,876
Philip Morris International, Inc.	132	2,141,040	155.00	October 2025	15,840
SPDR S&P 500 ETF Trust	1,304	86,869,872	640.00	November 2025	812,392
Total Put Options Purchased (Cost $1,215,234)					847,516

Total Options Purchased (Cost $1,740,922)					1,299,715

See accompanying notes which are an integral part of these financial statements.

Absolute Capital Opportunities Fund

Schedule of Investments (continued)

September 30, 2025 (Unaudited)

	Shares	Fair Value
Money Market Funds — 2.50%
First American Treasury Obligations Fund, Class X, 4.02%(c)	1,282,466	$1,282,466
Total Money Market Funds (Cost $1,282,466)		1,282,466

Total Investments — 105.27% (Cost $36,328,667)		53,995,495
Liabilities in Excess of Other Assets — (5.27)%		(2,701,141)
Net Assets — 100.00%		$51,294,354

(a)	All or a portion of this security is held as collateral for written options. The value of the collateral held as of September 30, 2025 is $10,286,013.
(b)	Non-income producing security.
(c)	Rate disclosed is the seven day effective yield as of September 30, 2025.

ADR – American Depositary Receipt

ETF – Exchange-Traded Fund

SPDR – Standard & Poor’s Depository Receipt

See accompanying notes which are an integral part of these financial statements.

Absolute Capital Opportunities Fund

Schedule of Written Options

September 30, 2025 (Unaudited)

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Fair Value
Written Call Options — (6.25)%
Amazon.com, Inc.	(33)	$(724,581)	$230.00	January 2026	$(39,435)
American Express Co.	(8)	(265,728)	290.00	January 2026	(40,704)
Arista Networks, Inc.	(37)	(539,127)	125.00	January 2026	(104,599)
Charles Schwab Corp. (The)	(86)	(821,042)	82.50	January 2026	(132,010)
Dollar Tree, Inc.	(20)	(188,740)	100.00	January 2026	(11,580)
Meta Platforms, Inc.	(5)	(367,190)	700.00	January 2026	(39,100)
Meta Platforms, Inc.	(9)	(660,942)	740.00	January 2026	(51,480)
SPDR S&P 500 ETF Trust	(600)	(39,970,800)	650.00	March 2026	(2,787,000)
Total Written Call Options (Premiums Received $3,114,313)					(3,205,908)

Written Put Options — (0.00)%
Philip Morris International, Inc.	(132)	(2,141,040)	140.00	October 2025	(1,980)
Total Written Put Options (Premiums Received $19,071)					(1,980)

Total Written Options (Premiums Received $3,133,384)					(3,207,888)

See accompanying notes which are an integral part of these financial statements.

Absolute Convertible Arbitrage Fund

Schedule of Investments

September 30, 2025 (Unaudited)

	Shares	Fair Value
Mutual Funds — 2.48%
Absolute Flexible Fund(a)	2,818,849	$31,317,413
Total Mutual Funds (Cost $28,537,369)		31,317,413

	Principal Amount
Convertible Bonds — 91.39%
Communications — 4.33%
AMC Networks, Inc., 4.25%, 2/15/2029	$5,500,000	5,266,250
AST SpaceMobile, Inc., 4.25%, 3/1/2032(b)	5,000,000	10,491,250
AST SpaceMobile, Inc., 2.38%, 10/15/2032	3,500,000	3,645,250
BlackSky Technology, Inc., 8.25%, 8/1/2033	7,500,000	8,475,000
Fiverr International Ltd., 6.25%, 11/1/2025	12,000,000	12,002,400
Magnite, Inc., 0.25%, 3/15/2026	6,500,000	6,352,450
Upwork, Inc., 0.25%, 8/15/2026	8,640,000	8,386,545
		54,619,145
Consumer Discretionary — 7.71%
Cracker Barrel Old Country Store, Inc., 1.75%, 9/15/2030(b)	8,500,000	7,862,500
Etsy, Inc., 1.00%, 6/15/2030(b)	5,500,000	6,008,750
Freshpet, Inc., 3.00%, 4/1/2028	11,000,000	12,391,500
GameStop Corp., 0.00%, 4/1/2030(b)	3,000,000	3,411,000
GameStop Corp., 0.00%, 6/15/2032(b)	8,000,000	9,156,000
LCI Industries, 1.13%, 5/15/2026	7,217,000	6,939,146
LCI Industries, 3.00%, 3/1/2030(b)	5,500,000	5,643,000
NCL Corporation Ltd., 0.75%, 9/15/2030	5,000,000	5,068,750
Patrick Industries, Inc., 1.75%, 12/1/2028	10,949,000	17,803,074
Wayfair, Inc., 3.25%, 9/15/2027	9,732,000	14,853,731
Winnebago Industries, Inc., 3.25%, 1/15/2030	9,000,000	8,082,000
		97,219,451
Consumer Staples — 2.29%
Chefs’ Warehouse, Inc. (The), 2.38%, 12/15/2028	8,000,000	11,584,000
Post Holdings, Inc., 2.50%, 8/15/2027	7,500,000	8,433,750
Spectrum Brands, Inc., 3.38%, 6/1/2029	9,500,000	8,851,625
		28,869,375
Energy — 3.62%
Eos Energy Enterprises, Inc., 6.75%, 6/15/2030(b)	4,050,000	9,624,825
Fluence Energy, Inc., 2.25%, 6/15/2030(b)	8,000,000	6,780,000
Green Plains, Inc., 2.25%, 3/15/2027	5,000,000	4,801,595
Helix Energy Solutions Group, Inc., 9.75%, 3/1/2029(b)	7,500,000	7,929,525
Northern Oil and Gas, Inc., 3.63%, 4/15/2029	7,500,000	7,539,375
Solaris Energy Infrastructure, Inc., 4.75%, 5/1/2030	5,000,000	8,974,528
		45,649,848

See accompanying notes which are an integral part of these financial statements.

Absolute Convertible Arbitrage Fund

Schedule of Investments (continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value
Convertible Bonds — 91.39% (continued)
Financials — 4.41%
Coinbase Global, Inc., 0.00%, 10/1/2029	$1,000,000	$1,067,787
Coinbase Global, Inc., 0.25%, 4/1/2030	2,837,000	3,572,492
Coinbase Global, Inc., 0.00%, 10/1/2032	1,000,000	1,107,000
Encore Capital Group, Inc., 4.00%, 3/15/2029	11,250,000	11,162,568
EZCORP, Inc., 3.75%, 12/15/2029(b)	14,000,000	25,634,000
WisdomTree, Inc., 3.25%, 8/15/2029(b)	9,254,000	12,141,248
WisdomTree, Inc., 4.63%, 8/15/2030	1,000,000	1,064,158
		55,749,253
Health Care — 13.56%
Accuray, Inc., 3.75%, 6/1/2026	4,250,000	4,080,435
Alphatec Holdings, Inc., 0.75%, 8/1/2026	2,512,000	2,618,760
Alphatec Holdings, Inc., 0.75%, 3/15/2030(b)	4,250,000	5,075,217
ANI Pharmaceuticals, Inc., 2.25%, 9/1/2029(b)	11,473,000	16,156,271
CONMED Corp., 2.25%, 6/15/2027	10,000,000	9,540,064
Enovis Corp., 3.88%, 10/15/2028	5,000,000	4,936,250
Exact Sciences Corp., 0.38%, 3/15/2027	8,000,000	7,696,000
Gossamer Bio, Inc., 5.00%, 6/1/2027	1,500,000	1,041,563
Halozyme Therapeutics, Inc., 1.00%, 8/15/2028	14,000,000	19,705,000
Inotiv, Inc., 3.25%, 10/15/2027	1,500,000	367,500
Integer Holdings Corp., 1.88%, 3/15/2030(b)	20,000,000	19,480,000
Jazz Investments I Ltd., 2.00%, 6/15/2026	6,000,000	6,391,500
Jazz Investments I Ltd., 3.13%, 9/15/2030(b)	2,500,000	2,972,500
Lantheus Holdings, Inc., 2.63%, 12/15/2027(b)	10,600,000	11,175,050
LeMaitre Vascular, Inc., 2.50%, 2/1/2030(b)	11,750,000	12,020,250
LivaNova PLC, 2.50%, 3/15/2029(b)	8,000,000	8,619,416
MannKind Corp., 2.50%, 3/1/2026	4,300,000	4,906,300
Merit Medical Systems, Inc., 3.00%, 2/1/2029(b)	15,000,000	17,467,500
Pacira BioSciences, Inc., 2.13%, 5/15/2029	7,000,000	7,129,456
Repligen Corp., 1.00%, 12/15/2028	5,000,000	5,040,000
Tempus AI, Inc., 0.75%, 7/15/2030	3,500,000	4,401,250
		170,820,282
Industrials — 16.46%
Advanced Energy Industries, Inc., 2.50%, 9/15/2028	10,000,000	13,895,000
Alarm.com Holdings, Inc., 5.68%, 1/15/2026	10,000,000	9,890,000
Alarm.com Holdings, Inc., 2.25%, 6/1/2029(b)	6,900,000	6,634,350
Astronics Corp., 5.50%, 3/15/2030(b)	1,000,000	2,192,000
Astronics Corp., 0.00%, 1/15/2031	10,000,000	10,500,000
Fluor Corp., 1.13%, 8/15/2029	13,889,000	16,514,021
Granite Construction, Inc., 3.25%, 6/15/2030	15,000,000	23,017,500
Greenbrier Companies, Inc. (The), 2.88%, 4/15/2028	13,795,000	14,817,899
Itron, Inc., 3.53%, 3/15/2026	6,000,000	6,351,000
Itron, Inc., 1.38%, 7/15/2030	9,000,000	10,336,500
OSI Systems, Inc., 2.25%, 8/1/2029(b)	11,976,000	17,404,122

See accompanying notes which are an integral part of these financial statements.

Absolute Convertible Arbitrage Fund

Schedule of Investments (continued)

September 30, 2025 (Unaudited)

	Principal
	Amount	Value
Convertible Bonds — 91.39% (continued)
Industrials — 16.46% (continued)
Rocket Lab Corp., 4.25%, 2/1/2029(b)	$5,750,000	$53,848,394
Tetra Tech, Inc., 2.25%, 8/15/2028	13,939,000	15,106,391
Xometry, Inc., 0.75%, 6/15/2030(b)v	5,000,000	7,025,000
		207,532,177
Materials — 3.10%
B2Gold Corp., 2.75%, 2/1/2030(b)	6,500,000	10,983,375
Century Aluminum Co., 2.75%, 5/1/2028	5,650,000	9,232,100
McEwen Mining, Inc., 5.25%, 8/15/2030(b)	6,000,000	10,491,000
SSR Mining, Inc., 2.50%, 4/1/2039	6,000,000	8,467,500
		39,173,975
Real Estate — 0.22%
Redfin Corp., 0.50%, 4/1/2027	2,925,000	2,715,863

Technology — 34.30%
A10 Networks, Inc., 2.75%, 4/1/2030(b)	7,500,000	7,897,379
Akamai Technologies, Inc., 1.13%, 2/15/2029	13,790,000	12,969,495
Akamai Technologies, Inc., 0.25%, 5/15/2033(b)	5,000,000	5,030,000
Alkami Technology, Inc., 1.50%, 3/15/2030(b)	6,873,000	7,359,265
Applied Optoelectronics, Inc., 2.75%, 1/15/2030	9,000,000	9,054,650
Bandwidth, Inc., 0.50%, 4/1/2028	8,000,000	6,832,000
Bentley Systems, Inc., 0.38%, 7/1/2027	11,500,000	10,856,000
BlackLine, Inc., 1.00%, 6/1/2029	11,000,000	11,450,009
Box, Inc., (5.52)%, 1/15/2026	3,900,000	4,875,000
Box, Inc., 1.50%, 9/15/2029(b)	6,500,000	6,548,750
Camtek Ltd., 0.00%, 9/15/2030	6,000,000	6,750,000
Cipher Mining, Inc., 1.75%, 5/15/2030	3,000,000	8,854,500
Cipher Mining, Inc., 0.00%, 10/1/2031	1,000,000	1,103,000
Cloudflare, Inc., 0.00%, 6/15/2030(b)	10,000,000	11,380,000
Commvault Systems, Inc., 0.00%, 9/15/2030	5,000,000	5,172,500
Confluent, Inc., 5.86%, 1/15/2027	9,000,000	8,490,212
CSG Systems International, Inc., 3.88%, 9/15/2028	8,000,000	8,906,000
CSG Systems International, Inc., 1.25%, 11/1/2029(b)	9,550,000	11,130,745
Datadog, Inc., 0.00%, 12/1/2029(b)	5,000,000	4,962,500
Enovix Corp., 4.75%, 9/15/2030	1,500,000	1,786,875
Euronet Worldwide, Inc., 0.63%, 10/1/2030	5,000,000	4,775,000
Evolent Health, Inc., 4.50%, 8/15/2031	6,500,000	6,529,601
Fastly, Inc., 7.75%, 6/1/2028(b)	6,500,000	6,906,395
Global Payments, Inc., 1.50%, 3/1/2031	9,468,000	8,689,303
GoPro, Inc., 1.25%, 11/15/2025	5,000,000	4,962,500
IMAX Corp., 0.50%, 4/1/2026	5,000,000	5,880,000
Life360, Inc., 0.00%, 6/1/2030(b)	8,157,000	12,026,477
Lumentum Holdings, Inc., 0.50%, 6/15/2028	5,000,000	6,975,000
MKS, Inc., 1.25%, 6/1/2030	12,268,000	13,464,130

See accompanying notes which are an integral part of these financial statements.

Absolute Convertible Arbitrage Fund

Schedule of Investments (continued)

September 30, 2025 (Unaudited)

	Principal
	Amount	Value
Convertible Bonds — 91.39% (continued)
Technology — 34.30% (continued)
Nutanix, Inc., 0.50%, 12/15/2029(b)	$10,000,000	$11,282,022
ON Semiconductor Corp., 0.50%, 3/1/2029	12,168,000	11,257,482
PagerDuty, Inc., 1.50%, 10/15/2028	8,000,000	7,856,000
Parsons Corp., 2.63%, 3/1/2029	9,000,000	10,282,500
Penguin Solutions, Inc., 2.00%, 8/15/2030	7,000,000	8,347,500
Pitney Bowes, Inc., 1.50%, 8/15/2030	6,000,000	6,249,000
Progress Software Corp., 3.50%, 3/1/2030	12,000,000	12,099,000
Rapid7, Inc., 0.25%, 3/15/2027	7,000,000	6,566,987
Repay Holdings Corp., 2.88%, 7/15/2029(b)	9,000,000	7,965,000
Riot Platforms, Inc., 0.75%, 1/15/2030(b)	5,000,000	7,658,776
Semtech Corp., 1.63%, 11/1/2027	9,000,000	17,752,500
SMART Global Holdings, Inc., 2.00%, 2/1/2029(b)	10,395,000	14,433,024
Super Micro Computer, Inc., 0.00%, 6/15/2030(b)	7,900,000	8,737,400
Synaptics, Inc., 0.75%, 12/1/2031(b)	11,500,000	11,350,500
TeraWulf, Inc., 1.00%, 9/1/2031	5,000,000	5,975,000
Varonis Systems, Inc., 1.00%, 9/15/2029(b)	10,000,000	10,805,000
Veeco Instruments, Inc., 2.88%, 6/1/2029	7,500,000	9,618,750
Verint Systems, Inc., 0.25%, 4/15/2026	8,000,000	7,850,000
Vertex, Inc., 0.75%, 5/1/2029	7,020,000	7,160,400
Vishay Intertechnology, Inc., 2.25%, 9/15/2030	11,000,000	10,030,261
Wix.com Ltd., 0.00%, 9/15/2030	4,000,000	4,378,000
Workiva, Inc., 1.13%, 8/15/2026	6,000,000	7,131,172
Workiva, Inc., 1.25%, 8/15/2028	6,000,000	5,932,500
		432,336,060
Utilities — 1.39%
Ormat Technologies, Inc., 2.50%, 7/15/2027	8,000,000	9,658,000
WEC Energy Group, Inc., 3.38%, 6/1/2028(b)	7,500,000	7,756,875
		17,414,875
Total Convertible Bonds (Cost $989,238,524)		1,152,100,304

See accompanying notes which are an integral part of these financial statements.

Absolute Convertible Arbitrage Fund

Schedule of Investments (continued)

September 30, 2025 (Unaudited)

	Shares	Value
Money Market Funds — 4.75%
First American Treasury Obligations Fund, Class X, 4.02%(c)	59,848,899	$59,848,899
Total Money Market Funds (Cost $59,848,899)		59,848,899

Total Investments — 98.62% (Cost $1,077,624,792)		1,243,266,616
Other Assets in Excess of Liabilities — 1.38%		17,346,521
Net Assets — 100.00%		$1,260,613,137

(a)	Affiliated Company.
(b)	Security exempt from registration under Rule 144A, or Section 4(2) of the Securities Act of 1933.
(c)	Rate disclosed is the seven day effective yield as of September 30, 2025.

See accompanying notes which are an integral part of these financial statements.

Absolute Convertible Arbitrage Fund

Schedule of Securities Sold Short

September 30, 2025 (Unaudited)

	Shares	Fair Value
Common Stocks — Short — (43.54)%
Communications — (1.43)%
AMC Networks, Inc., Class A	(289,000)	$(2,381,360)
AST SpaceMobile, Inc.	(205,155)	(10,069,007)
BlackSky Technology, Inc.	(126,500)	(2,548,975)
Fiverr International Ltd.	(1,500)	(36,615)
IMAX Corp.	(83,765)	(2,743,304)
Magnite, Inc.	(1,800)	(39,204)
Upwork, Inc.	(10,000)	(185,700)
		(18,004,165)
Consumer Discretionary — (3.73)%
Cracker Barrel Old Country Store, Inc.	(71,100)	(3,132,666)
Etsy, Inc.	(39,100)	(2,595,849)
Freshpet, Inc.	(91,400)	(5,037,054)
GameStop Corp., Class A	(263,500)	(7,188,280)
LCI Industries	(29,819)	(2,777,640)
Norwegian Cruise Lines Holdings Ltd.	(90,406)	(2,226,700)
Patrick Industries, Inc.	(137,700)	(14,242,311)
Wayfair, Inc., Class A	(95,900)	(8,566,747)
Winnebago Industries, Inc.	(37,800)	(1,264,032)
		(47,031,279)
Consumer Staples — (1.14)%
Chefs’ Warehouse, Inc. (The)	(138,367)	(8,070,947)
Post Holdings, Inc.	(49,429)	(5,312,629)
Spectrum Brands, Inc.	(19,500)	(1,024,335)
		(14,407,911)
Energy — (1.57)%
Eos Energy Enterprises, Inc.	(691,941)	(7,881,208)
Fluence Energy, Inc.	(252,000)	(2,721,600)
Green Plains, Inc.	(34,600)	(304,134)
Northern Oil and Gas, Inc.	(100,662)	(2,496,418)
Solaris Energy Infrastructure, Inc., Class A	(159,218)	(6,363,943)
		(19,767,303)
Financials — (2.73)%
Coinbase Global, Inc., Class A	(9,118)	(3,077,234)
Encore Capital Group, Inc.	(80,000)	(3,339,200)
EZCORP, Inc., Class A	(1,042,248)	(19,844,401)
WisdomTree Investments, Inc.	(587,504)	(8,166,306)
		(34,427,141)
Health Care — (5.43)%
Accuray, Inc.	(43,489)	(72,627)
Alphatec Holdings, Inc.	(237,832)	(3,458,077)
ANI Pharmaceuticals, Inc.	(117,000)	(10,717,200)
CONMED Corp.	(10,246)	(481,869)
Exact Sciences Corp.	(13,400)	(733,114)
Gossamer Bio, Inc.	(67,300)	(176,999)

See accompanying notes which are an integral part of these financial statements.

Absolute Convertible Arbitrage Fund

Schedule of Securities Sold Short (continued)

September 30, 2025 (Unaudited)

	Shares	Fair Value
Common Stocks — Short — (43.54)% (continued)
Health Care — (5.43)% (continued)
Halozyme Therapeutics, Inc.	(177,889)	$(13,046,379)
Inotiv, Inc.	(7,200)	(10,440)
Integer Holdings Corp.	(71,390)	(7,376,729)
Jazz Pharmaceuticals PLC	(22,805)	(3,005,699)
Lantheus Holdings, Inc.	(57,000)	(2,923,530)
LeMaitre Vascular, Inc.	(58,584)	(5,126,686)
LivaNova PLC	(60,000)	(3,142,800)
MannKind Corp.	(315,000)	(1,691,550)
Merit Medical Systems, Inc.	(122,102)	(10,162,550)
Pacira BioSciences, Inc.	(96,754)	$(2,493,351)
Repligen Corp.	(10,826)	(1,447,111)
Tempus AI, Inc.	(30,200)	(2,437,442)
		(68,504,153)
Industrials — (11.00)%
Advanced Energy Industries, Inc.	(47,409)	(8,066,167)
Alarm.com Holdings, Inc.	(42,424)	(2,251,866)
Astronics Corp.	(171,314)	(7,813,632)
Camtek Ltd.	(40,700)	(4,275,535)
Enovis Corp.	(25,332)	(768,573)
Fluor Corp.	(196,722)	(8,276,095)
Granite Construction, Inc.	(160,918)	(17,644,659)
Greenbrier Companies, Inc. (The)	(134,580)	(6,213,559)
Itron, Inc.	(65,083)	(8,106,738)
OSI Systems, Inc.	(48,000)	(11,963,520)
Rocket Lab Corp.	(1,098,700)	(52,638,716)
Tetra Tech, Inc.	(187,677)	(6,264,658)
Xometry, Inc., Class A	(80,843)	(4,403,518)
		(138,687,236)
Materials — (2.10)%
B2Gold Corp.	(1,593,614)	(7,888,389)
Century Aluminum Co.	(202,297)	(5,939,440)
McEwen Mining, Inc.	(439,798)	(7,520,546)
SSR Mining, Inc.	(207,400)	(5,064,708)
		(26,413,083)
Technology — (13.89)%
A10 Networks, Inc.	(202,175)	(3,669,476)
Akamai Technologies, Inc.	(78,100)	(5,916,856)
Alkami Technology, Inc.	(141,560)	(3,516,350)
Applied Optoelectronics, Inc.	(130,500)	(3,383,865)
Bandwidth, Inc., Class A	(3,000)	(50,010)
Bentley Systems, Inc., Class B	(28,115)	(1,447,360)
BlackLine, Inc.	(95,413)	(5,066,430)
Box, Inc., Class A	(217,449)	(7,017,080)
Cipher Mining, Inc.	(607,575)	(7,649,369)

See accompanying notes which are an integral part of these financial statements.

Absolute Convertible Arbitrage Fund

Schedule of Securities Sold Short (continued)

September 30, 2025 (Unaudited)

	Shares	Fair Value
Common Stocks — Short — (43.54)% (continued)
Technology — (13.89)% (continued)
Cloudflare, Inc., Class A	(27,308)	$(5,860,024)
Commvault Systems, Inc.	(14,300)	(2,699,554)
Confluent, Inc., Class A	(3,000)	(59,400)
CSG Systems International, Inc.	(56,200)	(3,618,156)
Datadog, Inc., Class A	(11,225)	(1,598,440)
Enovix Corp	(89,800)	(895,306)
Euronet Worldwide, Inc.	(23,500)	(2,063,535)
Evolent Health, Inc., Class A	(350,750)	(2,967,345)
Fastly, Inc., Class A	(81,341)	(695,466)
Global Payments, Inc.	(28,200)	(2,342,856)
GoPro, Inc., Class A	(9,000)	(19,080)
Guidewire Software, Inc.	(26,200)	(6,022,332)
Life360, Inc.	(77,624)	(8,251,432)
Lumentum Holdings, Inc.	(26,534)	(4,317,347)
MKS, Inc.	(46,800)	(5,792,436)
Nutanix, Inc., Class A	(76,888)	(5,719,698)
ON Semiconductor Corp.	(42,000)	(2,071,020)
PagerDuty, Inc.	(66,692)	(1,101,752)
Parsons Corp.	(48,547)	(4,025,517)
Penguin Solutions, Inc.	(505,480)	(13,284,014)
Pitney Bowes, Inc.	(269,398)	(3,073,831)
Progress Software Corp.	(93,688)	(4,115,714)
Rapid7, Inc.	(8,000)	(150,000)
Repay Holdings Corp., Class A	(346,339)	(1,811,353)
Riot Platforms, Inc.	(248,250)	$(4,724,198)
Semtech Corp.	(191,530)	(13,684,819)
Super Micro Computer, Inc.	(105,100)	(5,038,494)
Synaptics, Inc.	(78,000)	(5,330,520)
TeraWulf, Inc.	(296,200)	(3,382,604)
Varonis Systems, Inc.	(88,401)	(5,080,405)
Veeco Instruments, Inc.	(158,800)	(4,832,284)
Vertex, Inc., Class A	(114,000)	(2,826,060)
Vishay Intertechnology, Inc.	(161,300)	(2,467,890)
Wix.com Ltd.	(12,565)	(2,231,921)
Workiva, Inc., Class A	(60,050)	(5,169,104)
		(175,040,703)

See accompanying notes which are an integral part of these financial statements.

Absolute Convertible Arbitrage Fund

Schedule of Securities Sold Short (continued)

September 30, 2025 (Unaudited)

	Shares	Fair Value
Common Stocks — Short — (43.54)% (continued)
Utilities — (0.52)%
Ormat Technologies, Inc.	(47,788)	$(4,599,595)
WEC Energy Group, Inc.	(17,000)	(1,948,030)
		(6,547,625)
Total Common Stocks — Short (Proceeds Received $457,598,614)		(548,830,599)

Total Securities Sold Short — (43.54)% (Proceeds Received $457,598,614)		(548,830,599)

See accompanying notes which are an integral part of these financial statements.

Absolute Convertible Arbitrage Fund

Schedule of Futures Contracts

September 30, 2025 (Unaudited)

		Expiration	Notional	Value/ Unrealized
Futures Contracts	Contracts	Date	Amount	Depreciation
Short Contracts
5-Year US Treasury Note Future	(400)	January 2026	$(43,678,125)	$(52,325)
Total Futures				$(52,325)

See accompanying notes which are an integral part of these financial statements.

Absolute Flexible Fund

Schedule of Investments

September 30, 2025 (Unaudited)

	Principal
	Amount	Fair Value
Convertible Bonds — 96.78%
Communications — 15.26%
AST SpaceMobile, Inc., 2.38%, 10/15/2032	$1,000,000	$1,041,500
BlackSky Technology, Inc., 8.25%, 8/1/2033	500,000	565,000
Fiverr International Ltd., 6.25%, 11/1/2025	1,000,000	1,000,200
Magnite, Inc., 0.25%, 3/15/2026	1,000,000	977,300
Upwork, Inc., 0.25%, 8/15/2026	1,250,000	1,213,331
		4,797,331
Consumer Discretionary — 12.99%
Cracker Barrel Old Country Store, Inc., 1.75%, 9/15/2030(a)	1,000,000	925,000
Etsy, Inc., 1.00%, 6/15/2030(a)	500,000	546,250
GameStop Corp., 0.00%, 6/15/2032(a)	1,000,000	1,144,500
LCI Industries, 1.13%, 5/15/2026	1,000,000	961,500
NCL Corporation Ltd., 0.75%, 9/15/2030	500,000	506,875
		4,084,125
Financials — 1.70%
Coinbase Global, Inc., 0.00%, 10/1/2029	500,000	533,894

Health Care — 8.22%
Accuray, Inc., 3.75%, 6/1/2026	450,000	432,046
Inotiv, Inc., 3.25%, 10/15/2027	500,000	122,500
Pacira BioSciences, Inc., 2.13%, 5/15/2029	1,000,000	1,018,494
Repligen Corp., 1.00%, 12/15/2028	1,000,000	1,008,000
		2,581,040
Industrials — 7.21%
Itron, Inc., 3.53%, 3/15/2026	1,000,000	1,058,500
Xometry, Inc., 1.00%, 2/1/2027	1,000,000	1,207,825
		2,266,325
Technology — 51.40%
Bandwidth, Inc., 0.50%, 4/1/2028	600,000	512,400
Bentley Systems, Inc., 0.38%, 7/1/2027	1,000,000	944,000
BlackLine, Inc., 1.00%, 6/1/2029	1,000,000	1,040,910
Cohu, Inc., 1.50%, 1/15/2031	500,000	512,641
Datadog, Inc., 0.00%, 12/1/2029(a)	1,000,000	992,500
Fastly, Inc., 7.75%, 6/1/2028(a)	1,000,000	1,062,522
IMAX Corp., 0.50%, 4/1/2026	1,000,000	1,176,000
Lumentum Holdings, Inc., 0.50%, 12/15/2026	1,000,000	1,686,250
ON Semiconductor Corp., 0.50%, 3/1/2029	1,000,000	925,171
PagerDuty, Inc., 1.50%, 10/15/2028	1,000,000	982,000
Parsons Corp., 2.63%, 3/1/2029	1,000,000	1,142,500
Penguin Solutions, Inc., 2.00%, 8/15/2030	1,000,000	1,192,500
Rapid7, Inc., 0.25%, 3/15/2027	1,123,000	1,053,533

See accompanying notes which are an integral part of these financial statements.

Absolute Flexible Fund

Schedule of Investments (continued)

September 30, 2025 (Unaudited)

	Principal
	Amount	Fair Value
Convertible Bonds — 96.78% (continued)
Technology — 51.40% (continued)
TeraWulf, Inc., 1.00%, 9/1/2031	$500,000	$597,500
Unity Software, Inc., 0.00%, 3/15/2030(a)	1,000,000	1,353,125
Workiva, Inc., 1.25%, 8/15/2028	1,000,000	988,750
		16,162,302
Total Convertible Bonds (Cost $28,008,297)		30,425,017

	Shares
Money Market Funds — 0.00%
First American Treasury Obligations Fund, Class X, 4.02%(b)	565	565
Total Money Market Funds (Cost $565)		565

Total Investments — 96.78% (Cost $28,008,862)		30,425,582
Other Assets in Excess of Liabilities — 3.22%		1,010,727
Net Assets — 100.00%		$31,436,309

(a)	Security exempt from registration under Rule 144A, or Section 4(2) of the Securities Act of 1933.
(b)	Rate disclosed is the seven day effective yield as of September 30, 2025.

See accompanying notes which are an integral part of these financial statements.

Absolute Flexible Fund

Schedule of Securities Sold Short

September 30, 2025 (Unaudited)

	Shares	Fair Value
Common Stocks — Short — (16.70)%
Communications — (2.27)%
AST SpaceMobile, Inc.	(5,829)	$(286,087)
BlackSky Technology, Inc.	(4,000)	(80,600)
IMAX Corp.	(10,000)	(327,500)
Upwork, Inc.	(1,000)	(18,570)
		(712,757)
Consumer Discretionary — (2.40)%
Cracker Barrel Old Country Store, Inc.	(5,000)	(220,300)
Etsy, Inc.	(2,200)	(146,058)
GameStop Corp., Class A	(11,500)	(313,720)
Norwegian Cruise Lines Holdings Ltd.	(3,000)	(73,890)
		(753,968)
Health Care — (1.00)%
Inotiv, Inc.	(1,000)	(1,450)
Pacira Pharmaceuticals, Inc.	(4,400)	(113,388)
Repligen Corp.	(1,500)	(200,505)
		(315,343)
Industrials — (1.12)%
Xometry, Inc., Class A	(6,472)	(352,530)

Technology — (9.91)%
Bentley Systems, Inc., Class B	(2,000)	(102,960)
BlackLine, Inc.	(2,000)	(106,200)
Cohu, Inc.	(8,954)	(182,035)
Datadog, Inc., Class A	(460)	(65,504)
Lumentum Holdings, Inc.	(6,500)	(1,057,615)
ON Semiconductor Corp.	(2,800)	(138,068)
PagerDuty, Inc.	(8,000)	(132,160)
Parsons Corp.	(3,000)	(248,760)
Penguin Solutions, Inc.	(13,000)	(341,640)
TeraWulf, Inc.	(12,000)	(137,040)
Unity Software, Inc.	(15,093)	(604,324)
		(3,116,306)
Total Common Stocks — Short (Proceeds Received $4,734,833)		(5,250,904)

Total Securities Sold Short — (16.70)% (Proceeds Received $4,734,833)		(5,250,904)

See accompanying notes which are an integral part of these financial statements.

Absolute Mutual Funds

Statements of Assets and Liabilities

September 30, 2025 (Unaudited)

	Absolute CEF Opportunities	Absolute Capital Opportunities Fund	Absolute Convertible Arbitrage Fund	Absolute Flexible Fund
Assets
Investments in securities at fair value (cost $6,869,557, $36,328,667, $1,049,087,423 and $28,008,862, respectively)	$6,958,656	$53,995,495	$1,211,949,203	$30,425,582
Investments in affiliates at value (cost $–, $–, $28,537,369 and $–, respectively)	—	—	31,317,413	—
Cash and cash equivalents	1,583,733	—	—	—
Cash at broker	3,057,939	915,243	561,606,939	5,687,296
Receivable for fund shares sold	18,785	—	1,113,183	—
Receivable for investments sold	224,263	—	1,627,920	557,451
Dividends and interest receivable	48,608	20,462	4,351,771	102,766
Tax reclaims receivable	—	1,704	—	—
Prepaid expenses	25,114	14,839	81,836	19,314
Total Assets	11,917,098	54,947,743	1,812,048,265	36,792,409
Liabilities
Securities sold short (premiums received $3,680,909, $–, $457,598,614 and $4,734,833, respectively)	3,710,514	—	548,830,599	5,250,904
Written options (premiums received $–, $3,133,384, $– and $–, respectively)	—	3,207,888	—	—
Payable for investments purchased	489,874	—	862,534	56,227
Payable for fund shares redeemed	—	363,268	365,550	—
Payable for net variation margin on futures contracts	—	—	15,625	—
Payable to Adviser	8,571	46,087	1,056,838	22,196
Accrued 12b-1 fees - Investor Shares	—	—	38,873	—

See accompanying notes which are an integral part of these financial statements.

Absolute Mutual Funds

Statements of Assets and Liabilities

September 30, 2025 (Unaudited) (continued)

	Absolute CEF Opportunities	Absolute Capital Opportunities Fund	Absolute Convertible Arbitrage Fund	Absolute Flexible Fund
Liabilities (continued)
Payable to affiliates	$8,720	$11,596	$70,704	$9,442
Payable to auditors	11,049	11,049	11,049	11,049
Payable to trustees	129	129	129	129
Other accrued expenses	12,192	13,372	183,227	6,153
Payable for dividends on securities sold short	2,532	—	—	—
Total Liabilities	4,243,581	3,653,389	551,435,128	5,356,100
Net Assets	$7,673,517	$51,294,354	$1,260,613,137	$31,436,309
Net Assets consist of:
Paid-in capital	47,008,120	66,014,556	1,177,224,816	28,573,000
Accumulated earnings (deficit)	(39,334,603)	(14,720,202)	83,388,321	2,863,309
Net Assets	$7,673,517	$51,294,354	$1,260,613,137	$31,436,309
Institutional Shares:
Net Assets	$7,673,517	$51,294,354	$1,080,007,214	$31,436,309
Shares outstanding (unlimited number of shares authorized, no par value)	1,231,857	4,906,990	91,107,549	2,830,804
Net asset value, offering and redemption price per share	$6.23	$10.45	$11.85	$11.11
Investor Shares:
Net Assets	$—	$—	$180,605,923	$—
Shares outstanding (unlimited number of shares authorized, no par value)	—	—	15,280,396	—
Net asset value, offering and redemption price per share	$—	$—	$11.82	$—

See accompanying notes which are an integral part of these financial statements.

Absolute Mutual Funds

Statements of Operations

For the Six Months Ended September 30, 2025 (Unaudited)

	Absolute CEF Opportunities	Absolute Capital Opportunities Fund	Absolute Convertible Arbitrage Fund	Absolute Flexible Fund
Investment Income:
Dividend income (net of foreign taxes withheld of $–, $7,140, $– and $–, respectively)	$336,860	$182,028	$—	$695
Dividend income from affiliated investments	—	—	508,977	—
Interest income	19,212	152,029	24,346,782	684,251
Total investment income	356,072	334,057	24,855,759	684,946
Expenses:
Adviser	50,284	385,035	5,968,385	210,356
12b-1 fees - Investor Shares	—	—	222,259	—
Registration	14,716	14,258	36,445	13,731
Audit and tax preparation	11,431	11,431	11,431	11,431
Trustee	11,002	11,002	11,002	11,002
Legal	10,480	10,480	10,480	10,480
Administration	9,165	24,180	291,403	14,790
Transfer agent	9,050	9,122	44,060	9,069
Compliance services	6,775	8,656	19,721	6,775
Custodian	5,573	4,644	27,120	3,087
Report printing	1,021	1,400	27,111	882
Dividend expense on securities sold short	67,419	—	834,075	1,480
Miscellaneous	17,601	22,290	455,464	16,505
Total expenses	214,517	502,498	7,958,956	309,588
Fees contractually waived and expenses reimbursed by Adviser	(82,723)	(95,632)	—	(85,628)
Adviser fees waived related to investments in affiliated vehicles	—	—	(149,285)	—
Fees recouped by Adviser	—	—	409,707	—
Net operating expenses	131,794	406,866	8,219,378	223,960
Net investment income (loss)	224,278	(72,809)	16,636,381	460,986

See accompanying notes which are an integral part of these financial statements.

Absolute Mutual Funds

Statements of Operations

For the Six Months Ended September 30, 2025 (Unaudited) (continued)

	Absolute CEF Opportunities	Absolute Capital Opportunities Fund	Absolute Convertible Arbitrage Fund	Absolute Flexible Fund
Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Unaffiliated investments	$270,743	$1,639,357	$17,793,917	$219,517
Securities sold short	(327,574)	—	(4,788,809)	297,715
Purchased options	—	(1,960,953)	—	—
Written options	—	(2,913,448)	—	—
Futures contracts	—	—	(537,330)	—
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	344,535	3,560,525	139,286,192	2,256,794
Affiliated investments	—	—	2,020,904	—
Securities sold short	(102,252)	—	(119,759,927)	(701,124)
Purchased options	—	(227,428)	—	—
Written options	—	(631,727)	—	—
Futures contracts	—	—	289,750	—
Net realized and change in unrealized gain (loss) on investments	185,452	(533,674)	34,304,697	2,072,902
Net increase (decrease) in net assets resulting from operations	$409,730	$(606,483)	$50,941,078	$2,533,888

See accompanying notes which are an integral part of these financial statements.

Absolute Mutual Funds

Statements of Changes in Net Assets

	Absolute CEF Opportunities
	For the Six Months Ended September 30, 2025 (Unaudited)	For the Year Ended March 31, 2025
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$224,278	$179,361
Net realized gain (loss) on investment securities transactions	(56,831)	361,799
Net change in unrealized appreciation (depreciation) of investment securities	242,283	(794,272)
Net increase (decrease) in net assets resulting from operations	409,730	(253,112)
Distributions to Shareholders from Earnings
Institutional Shares	(5,898)	(242,097)
Total distributions	(5,898)	(242,097)
Capital Transactions
Institutional Shares
Proceeds from shares sold	2,807,512	2,295,698
Reinvestment of distributions	5,802	234,621
Amount paid for shares redeemed	(1,521,320)	(16,247,127)
Total Institutional Shares	1,291,994	(13,716,808)
Net increase (decrease) in net assets resulting from capital transactions	1,291,994	(13,716,808)
Total Increase (Decrease) in Net Assets	1,695,826	(14,212,017)
Net Assets
Beginning of period	5,977,691	20,189,708
End of period	$7,673,517	$5,977,691
Share Transactions
Institutional Shares
Shares sold	482,967	382,387
Shares issued in reinvestment of distributions	951	39,180
Shares redeemed	(259,085)	(2,493,370)
Total Institutional Shares	224,833	(2,071,803)

See accompanying notes which are an integral part of these financial statements.

Absolute Mutual Funds

Statements of Changes in Net Assets

	Absolute Capital Opportunities Fund
	For the Six Months Ended September 30, 2025 (Unaudited)	For the Year Ended March 31, 2025
Increase (Decrease) in Net Assets due to:
Operations
Net investment income (loss)	$(72,809)	$317,349
Net realized gain (loss) on investment securities transactions	(3,235,044)	4,531,092
Net change in unrealized appreciation (depreciation) of investment securities	2,701,370	(4,345,085)
Net increase (decrease) in net assets resulting from operations	(606,483)	503,356
Distributions to Shareholders from Earnings
Institutional Shares	—	(551,884)
Total distributions	—	(551,884)
Capital Transactions
Institutional Shares
Proceeds from shares sold	1,477,344	15,305,953
Reinvestment of distributions	—	551,884
Amount paid for shares redeemed	(5,566,793)	(24,468,132)
Total Institutional Shares	(4,089,449)	(8,610,295)
Net decrease in net assets resulting from capital transactions	(4,089,449)	(8,610,295)
Total Decrease in Net Assets	(4,695,932)	(8,658,823)
Net Assets
Beginning of period	55,990,286	64,649,109
End of period	$51,294,354	$55,990,286
Share Transactions
Institutional Shares
Shares sold	138,122	1,473,619
Shares issued in reinvestment of distributions	—	53,708
Shares redeemed	(517,964)	(2,349,060)
Total Institutional Shares	(379,842)	(821,733)

See accompanying notes which are an integral part of these financial statements.

Absolute Mutual Funds

Statements of Changes in Net Assets

	Absolute Convertible Arbitrage Fund
	For the Six Months Ended September 30, 2025 (Unaudited)	For the Year Ended March 31, 2025
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$16,636,381	$31,339,136
Net realized gain on investment securities transactions	12,467,778	26,452,903
Net change in unrealized appreciation of investment securities	21,836,919	12,876,266
Net increase in net assets resulting from operations	50,941,078	70,668,305
Distributions to Shareholders from Earnings
Institutional Shares	(6,625,303)	(38,292,813)
Investor Shares	(947,329)	(8,090,201)
Total distributions	(7,572,632)	(46,383,014)
Capital Transactions
Institutional Shares
Proceeds from shares sold	201,734,880	269,925,529
Reinvestment of distributions	4,771,236	25,627,387
Amount paid for shares redeemed	(99,679,749)	(145,706,406)
Total Institutional Shares	106,826,367	149,846,510
Investor Shares
Proceeds from shares sold	4,135,548	9,450,426
Reinvestment of distributions	947,328	8,089,560
Amount paid for shares redeemed	(5,008,327)	(27,044,414)
Total Investor Shares	74,549	(9,504,428)
Net increase in net assets resulting from capital transactions	106,900,916	140,342,082
Total Increase in Net Assets	150,269,362	164,627,373
Net Assets
Beginning of period	1,110,343,775	945,716,402
End of period	$1,260,613,137	$1,110,343,775

See accompanying notes which are an integral part of these financial statements.

Absolute Mutual Funds

Statements of Changes in Net Assets (continued)

	Absolute Convertible Arbitrage Fund
	For the Six Months Ended September 30, 2025 (Unaudited)	For the Year Ended March 31, 2025
Share Transactions
Institutional Shares
Shares sold	17,412,878	23,849,023
Shares issued in reinvestment of distributions	412,024	2,281,897
Shares redeemed	(8,595,545)	(12,885,318)
Total Institutional Shares	9,229,357	13,245,602
Investor Shares
Shares sold	358,090	837,257
Shares issued in reinvestment of distributions	82,020	722,223
Shares redeemed	(432,832)	(2,368,827)
Total Investor Shares	7,278	(809,347)

See accompanying notes which are an integral part of these financial statements.

Absolute Mutual Funds

Statements of Changes in Net Assets

	Absolute Flexible Fund
	For the Six Months Ended September 30, 2025 (Unaudited)	For the Year Ended March 31, 2025
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$460,986	$1,174,246
Net realized gain on investment securities transactions	517,232	549,996
Net change in unrealized appreciation of investment securities	1,555,670	129,824
Net increase in net assets resulting from operations	2,533,888	1,854,066
Distributions to Shareholders from Earnings
Institutional Shares	(511,135)	(1,447,041)
Total distributions	(511,135)	(1,447,041)
Capital Transactions
Institutional Shares
Proceeds from shares sold	—	7,000,000
Reinvestment of distributions	511,135	1,447,041
Amount paid for shares redeemed	—	(7,136,240)
Total Institutional Shares	511,135	1,310,801
Net increase in net assets resulting from capital transactions	511,135	1,310,801
Total Increase in Net Assets	2,533,888	1,717,826
Net Assets
Beginning of period	28,902,421	27,184,595
End of period	$31,436,309	$28,902,421
Share Transactions
Institutional Shares
Shares sold	—	686,275
Shares issued in reinvestment of distributions	48,357	141,280
Shares redeemed	—	(699,170)
Total Institutional Shares	48,357	128,385

See accompanying notes which are an integral part of these financial statements.

Absolute CEF Opportunities — Institutional Shares

Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended September 30, 2025		For the Years Ended March 31,
	(Unaudited)		2025	2024	2023	2022	2021
Selected Per Share Data:
Net asset value, beginning of period	$5.94		$6.56	$7.00	$7.07	$7.88	$8.38

Income from investment operations:
Net investment income (loss)(a)	0.19		0.16	0.09	(0.01)	(0.09)	(0.08)
Net realized and unrealized gain (loss) on investments	0.10		(0.53)	(0.48)	(0.06)	(0.53)	(0.42)
Total from investment operations	0.29		(0.37)	(0.39)	(0.07)	(0.62)	(0.50)

Less distributions to shareholders from:
Net investment income	—	(b)	(0.25)	(0.05)	—	(0.19)	—
Total from distributions	—		(0.25)	(0.05)	—	(0.19)	—
Net asset value, end of period	$6.23		$5.94	$6.56	$7.00	$7.07	$7.88

Total Return(c)	4.97	%(d)	(5.56)%	(5.62)%	(0.99)%	(7.96)%	(5.97)%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$7,674		$5,978	$20,190	$32,833	$30,563	$71,378
Ratio of net investment income (loss) to average net assets	6.24	%(e)	2.59%	1.38%	(0.13)%	(1.15)%	(0.97)%
Ratio of net expenses to average net assets	3.66	%(e)	2.90%	1.72%	1.79%	1.69%	1.60%
Dividend and interest expenses	1.87	%(e)	0.87%	—%	0.02%	0.05%	0.02%
Net expenses without dividend and interest expenses	1.79	%(e)	1.79%	1.72%	1.77%	1.64%	1.58%
Ratio of gross expenses to average net assets before waiver or recoupment	5.96	%(e)	5.51%	2.46%	2.34%	2.32%	2.21%
Portfolio turnover	140	%(d)	169%	15%	42%	11%	23%

(a)	Per share net investment income has been calculated using the average shares method.
(b)	Rounds to less than $0.005 per share.
(c)	Total return represents the rate the investor would have earned or lost on an investment in Absolute CEF Opportunities, assuming reinvestment of distributions.
(d)	Not annualized.
(e)	Annualized.

See accompanying notes which are an integral part of these financial statements.

Absolute Capital Opportunities Fund — Institutional Shares

Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended September 30, 2025		For the Years Ended March 31,
	(Unaudited)		2025	2024	2023	2022	2021
Selected Per Share Data:
Net asset value, beginning of period	$10.59		$10.58	$9.54	$10.09	$10.63	$11.90

Income from investment operations:
Net investment income (loss)(a)	(0.01)		0.05	0.04	(0.02)	(0.11)	(0.14)
Net realized and unrealized gain (loss) on investments	(0.13)		0.05	1.01	(0.53)	(0.43)	0.82
Total from investment operations	(0.14)		0.10	1.05	(0.55)	(0.54)	0.68

Less distributions to shareholders from:
Net investment income	—		(0.09)	(0.01)	—	—	— (b)
Net realized gains	—		—	—	—	—	(1.95)
Total from distributions	—		(0.09)	(0.01)	—	—	(1.95)
Net asset value, end of period	$10.45		$10.59	$10.58	$(9.54)	$10.09	$10.63

Total Return(c)	(1.32	)%(d)	0.98%	10.97%	(5.45)%	(5.08)%	5.41%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$51,294		$55,990	$64,649	$96,681	$146,266	$122,942
Ratio of net investment income (loss) to average net assets	(0.26	)%(e)	0.51%	0.41%	(0.17)%	(1.10)%	(1.22)%
Ratio of net expenses to average net assets	1.48	%(e)	1.48%	1.48%	1.55%	1.57%	1.81%
Dividend and interest expenses	—	%(e)	—%	—%	0.06%	0.08%	0.06%
Net expenses without dividend and interest expenses	1.48	%(e)	1.48%	1.48%	1.49%	1.49%	1.75%
Ratio of gross expenses to average net assets before waiver or recoupment	1.83	%(e)	1.76%	1.73%	1.71%	1.73%	1.82%
Portfolio turnover	12	%(d)	23%	11%	120%	30%	140%

(a)	Per share net investment income has been calculated using the average shares method.
(b)	Rounds to less than $0.005 per share.
(c)	Total return represents the rate the investor would have earned or lost on an investment in Absolute Capital Opportunities Fund, assuming reinvestment of distributions.
(d)	Not annualized.
(e)	Annualized.

See accompanying notes which are an integral part of these financial statements.

Absolute Convertible Arbitrage Fund — Institutional Shares

Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended September 30, 2025		For the Years Ended March 31,
	(Unaudited)		2025	2024	2023	2022	2021
Selected Per Share Data:
Net asset value, beginning of period	$11.43		$11.17	$10.90	$11.12	$11.34	$10.32

Income from investment operations:
Net investment income (loss)(a)	0.16		0.36	0.38	0.21	0.01	(0.02)
Net realized and unrealized gain (loss) on investments	0.34		0.45	0.29	(0.07)	0.12	1.37
Total from investment operations	0.50		0.81	0.67	0.14	0.13	1.35

Less distributions to shareholders from:
Net investment income	(0.08)		(0.40)	(0.40)	(0.14)	—	(0.01)
Net realized gains	—		(0.15)	—	(0.22)	(0.35)	(0.32)
Total from distributions	(0.08)		(0.55)	(0.40)	(0.36)	(0.35)	(0.33)
Net asset value, end of period	$11.85		$11.43	$11.17	$10.90	$11.12	$11.34

Total Return(b)	4.35	%(c)	7.38%	6.23%	1.30%	1.13%	13.12%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$1,080,007		$936,212	$766,589	$783,028	$680,871	$440,974
Ratio of net investment income (loss) to average net assets	2.82	%(d)	3.21%	3.44%	1.96%	0.10%	(0.16)%
Ratio of net expenses to average net assets	1.34	%(d)	1.41%	1.37%	1.33%	1.51%	1.68%
Dividend and interest expenses	0.14	%(d)	0.21%	0.17%	0.13%	0.31%	0.38%
Net expenses without dividend and interest expenses	1.20	%(d)	1.20%	1.20%	1.20%	1.20%	1.30%
Ratio of gross expenses to average net assets before waiver or recoupment	1.30	%(d)	1.38%	1.43%	1.54%	1.75%	1.88%
Portfolio turnover(e)	12	%(c)	25%	51%	34%	45%	93%

(a)	Per share net investment income has been calculated using the average shares method.
(b)	Total return represents the rate the investor would have earned or lost on an investment in the Absolute Convertible Arbitrage Fund – Institutional Shares, assuming reinvestment of distributions.
(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover is calculated on the basis on the Absolute Convertible Arbitrage Fund as a whole, without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.

Absolute Convertible Arbitrage Fund — Investor Shares

Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended September 30, 2025		For the Years Ended March 31,			For the Period Ended March 31,
	(Unaudited)		2025	2024	2023	2022(a)
Selected Per Share Data:
Net asset value, beginning of period	$11.40		$11.14	$10.86	$11.09	$11.34

Income from investment operations:
Net investment income(b)	0.15		0.34	0.35	0.24	—	(c)
Net realized and unrealized gain (loss) on investments	0.33		0.44	0.29	(0.14)	0.10
Total from investment operations	0.48		0.78	0.64	0.10	0.10

Less distributions to shareholders from:
Net investment income	(0.06)		(0.37)	(0.36)	(0.11)	—
Net realized gains	—		(0.15)	—	(0.22)	(0.35)
Total from distributions	(0.06)		(0.52)	(0.36)	(0.33)	(0.35)
Net asset value, end of period	$11.82		$11.40	$11.14	$10.86	$10.09

Total Return(d)	4.24	%(e)	7.13%	6.03%	1.01%	0.86	%(e)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$180,606		$174,132	$179,128	$274,291	$30,533
Ratio of net investment income (loss) to average net assets	2.58	%(f)	2.97%	3.16%	2.20%	(0.01	)%(f)
Ratio of net expenses to average net assets	1.59	%(f)	1.67%	1.62%	1.58%	1.77	%(f)
Dividend and interest expenses	0.14	%(f)	0.22%	0.17%	0.13%	0.32	%(f)
Net expenses without dividend and interest expenses	1.45	%(f)	1.45%	1.45%	1.45%	1.45	%(f)
Ratio of gross expenses to average net assets before waiver or recoupment	1.54	%(f)	1.64%	1.71%	1.82%	2.16	%(f)
Portfolio turnover(g)	12	%(e)	25%	51%	34%	45	%(e)

(a)	For the period February 25, 2021 (commencement of operations) to March 31, 2022.
(b)	Per share net investment income has been calculated using the average shares method.
(c)	Rounds to less than $0.005 per share.
(d)	Total return represents the rate the investor would have earned or lost on an investment in the Absolute Convertible Arbitrage Fund – Investor Shares, assuming reinvestment of distributions.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover is calculated on the basis on the Absolute Convertible Arbitrage Fund as a whole, without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.

Absolute Flexible Fund — Institutional Shares

Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended September 30, 2025		For the Years Ended March 31,		For the Period Ended March 31,
	(Unaudited)		2025	2024	2023(a)
Selected Per Share Data:
Net asset value, beginning of period	$10.39		$10.24	$10.32	$10.00

Income from investment operations:
Net investment income(b)	0.16		0.43	0.54	0.30
Net realized and unrealized gain on investments	0.74		0.25	0.07	0.23
Total from investment operations	0.90		0.68	0.61	0.53

Less distributions to shareholders from:
Net investment income	(0.18)		(0.47)	(0.50)	(0.17)
Net realized gains	—		(0.06)	(0.19)	(0.04)
Total from distributions	(0.18)		(0.53)	(0.69)	(0.21)
Net asset value, end of period	$11.11		$10.39	$10.24	$10.32

Total Return(c)	8.79	%(d)	6.83%	6.16%	5.37	%(d)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$31,436		$28,902	$27,185	$21,438
Ratio of net investment income to average net assets	3.07	%(e)	4.15%	5.22%	3.96	%(e)
Ratio of net expenses to average net assets	1.49	%(e)	1.50%	1.51%	1.49	%(e)
Dividend and interest expenses	0.01	%(e)	0.02%	0.02%	—	%(e)
Net expenses without dividend and interest expenses	1.48	%(e)	1.48%	1.49%	1.49	%(e)
Ratio of gross expenses to average net assets before waiver or recoupment	2.06	%(e)	2.06%	2.13%	2.43	%(e)
Portfolio turnover	40	%(d)	52%	50%	21	%(d)

(a)	For the period June 30, 2022 (commencement of operations) to March 31, 2023.
(b)	Per share net investment income has been calculated using the average shares method.
(c)	Total return represents the rate the investor would have earned or lost on an investment in the Absolute Flexible Fund, assuming reinvestment of distributions.
(d)	Not annualized.
(e)	Annualized.

See accompanying notes which are an integral part of these financial statements.

Absolute Mutual Funds
Notes to the Financial Statements

September 30, 2025 (Unaudited)

NOTE 1. ORGANIZATION

Absolute CEF Opportunities (“CEF Opportunities”), Absolute Capital Opportunities Fund (“Capital Opportunities Fund”), Absolute Convertible Arbitrage Fund (“Convertible Arbitrage Fund”) and Absolute Flexible Fund (“Flexible Fund”) (individually, a “Fund” and collectively, the “Funds”) are each registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified series of Unified Series Trust (the “Trust”). Prior to a tax-free reorganization as of the close of business on September 8, 2023, the Funds were each a diversified series of the Forum Funds Trust (collectively the “Predecessor Funds”). The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 14, 2002, as amended (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. Each Fund is one of a series of funds currently authorized by the Board. The investment adviser to the Funds is Absolute Investment Advisers LLC (the “Adviser”). Kovitz Investment Group Partners, LLC is the sub-adviser to Capital Opportunities Fund. CEF Opportunities currently offers Institutional Shares. Institutional Shares of CEF Opportunities’ Predecessor Fund commenced operations on July 11, 2005 with the same investment objective but different investment strategies. CEF Opportunities seeks to achieve long-term capital appreciation with an emphasis on absolute (positive) returns and low sensitivity to traditional financial market indices, such as the S&P 500® Index. Capital Opportunities Fund currently offers Institutional Shares. Institutional Shares of Capital Opportunities Fund’s Predecessor Fund commenced operations on December 30, 2015. Capital Opportunities Fund seeks to achieve long-term capital appreciation with a lower sensitivity to traditional financial market indices, such as the S&P 500® Index. Flexible Fund currently offers Institutional Shares. Institutional Shares of Flexible Fund’s Predecessor Fund commenced operations on June 30, 2022. Flexible Fund seeks to achieve positive absolute returns over the long-term with low volatility when compared to traditional market indices.

Convertible Arbitrage Fund currently offers Institutional Shares and Investor Shares. Convertible Arbitrage Fund’s Predecessor Fund commenced operations on August 14, 2017, after it acquired the net assets of the Mohican VCA Fund, LP, a privately offered hedge fund (“Mohican”), in exchange for Convertible Arbitrage Fund Predecessor Fund’s shares. Mohican commenced operations in 2002. Convertible Arbitrage Fund seeks to achieve positive absolute returns over the long-term with low volatility when compared to traditional market indices. Investor Class Shares of Convertible Arbitrage Fund’s Predecessor Fund commenced operations on April 1, 2021.

The Funds acquired all of the assets and liabilities of the Predecessor Funds in a tax-free reorganization on September 8, 2023. In connection with this acquisition, shares of each Predecessor Fund’s Institutional Class were exchanged for Institutional Class shares of the

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corresponding Fund and shares of the Investor Class of Convertible Arbitrage Predecessor Fund were exchanged for Investor Class shares of the Convertible Arbitrage Fund. The Predecessor Funds of each of Capital Opportunities Fund, Convertible Arbitrage Fund, and Flexible Fund had investment objectives and strategies that were, in all material respects, the same as those of their respective Fund, and were managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the applicable Funds. The Predecessor Fund of CEF Opportunities had an investment objective the same as CEF Opportunities and, prior to CEF Opportunities changing its principal investment strategies on October 22, 2024, had the same investment strategies which are reflected in this report. The Funds’ performance for periods prior to September 11, 2023 is that of the Predecessor Funds. The Funds are a continuation of the Predecessor Funds, and therefore, the performance information includes the performance of the Predecessor Funds.

Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed as a whole by the Adviser, who is responsible for the oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Foreign Currency Translation – The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the realized and unrealized gain or loss from investments. Net realized gain (loss) on foreign currency translations on the Statements of Operations represents currency gains (losses) realized between the trade

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and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. The net change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statements of Operations.

Federal Income Taxes – The Funds make no provision for federal income or excise tax. Each Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense.

As of and during the six months ended September 30, 2025, the Funds did not have any liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations when incurred. During the six months ended September 30, 2025, the Funds did not incur any interest or penalties. Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board). Expenses specifically attributable to any class are borne by that class. Income, realized gains and losses, unrealized appreciation and depreciation, and fund-wide expenses not allocated to a particular class shall be allocated to each class based on the net assets of that class in relation to the net assets of the entire fund.

Security Transactions and Related Income – The Funds follow industry practice and record security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Distributions received from investments in real estate investment trusts (“REITs”) that represent a return of capital or capital gain are recorded as a reduction of the cost of investment or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Funds’ investments in REITs are reported to the Funds after the end of the calendar year; accordingly, the Funds estimate these amounts for

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accounting purposes until the characterization of REIT distributions is reported. Estimates are based on the most recent REIT distributions information available. Withholding taxes on foreign dividends and related reclaims have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Distributions to Shareholders – Distributions to shareholders of net investment income, if any, are declared and paid semi-annually. Distributions to shareholders of net capital gains and foreign currency gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of each Fund.

Foreign Currency Transactions – Each Fund may enter into transactions to purchase or sell foreign currency contracts and options on foreign currency. Forward currency contracts are agreements to exchange one currency for another at a future date and at a specified price. A Fund may use forward currency contracts to facilitate transactions in foreign securities, to manage a Fund’s foreign currency exposure and to protect the U.S. dollar value of its underlying portfolio securities against the effect of possible adverse movements in foreign exchange rates. These contracts are intrinsically valued daily based on forward rates, and a Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is recorded as a component of net asset value (“NAV”). These instruments involve market risk, credit risk, or both kinds of risks, in excess of the amount recognized in the Statements of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Due to the risks associated with these transactions, a Fund could incur losses up to the entire contract amount, which may exceed the net unrealized value included in its NAV.

Futures Contracts – Each Fund may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum “initial margin” requirements of the exchange on which the futures contract is traded. Pursuant to the contract, a Fund agrees to receive from or pay to the

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broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and value at the time it was closed. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities.

Notional amounts of each individual futures contract outstanding as of September 30, 2025, for each Fund, if any, are disclosed in each Fund’s Schedule of Futures Contracts.

Securities Sold Short – Each Fund may sell a security short to increase investment returns. Each Fund may also sell a security short in anticipation of a decline in the market value of a security. A short sale is a transaction in which a Fund sells a security that it does not own.

To complete the transaction, the Fund must borrow the security in order to deliver it to the buyer. The Fund must replace the borrowed security by purchasing it at market price at the time of replacement; the price may be higher or lower than the price at which the Fund sold the security. The Fund incurs a loss from a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a profit if the price of the security declines between those dates.

Until the Fund replaces the borrowed security, the Fund will maintain on its books and records cash and long securities to sufficiently cover its short position on a daily basis. The collateral for the securities sold short includes the Deposits with Brokers as shown on the Statements of Assets and Liabilities and the securities held long as shown on the Schedules of Investments. Dividends and interest paid on securities sold short are recorded as an expense on the Statements of Operations.

Purchased Options – When a Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities.

The values of each individual purchased option outstanding as of September 30, 2025, for each Fund, if any, are disclosed in each Fund’s Schedule of Investments.

Written Options – When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gain from written options. The

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difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written options are non-income producing securities.

The values of each individual written option outstanding as of September 30, 2025, for each Fund, if any, are disclosed in each Fund’s Schedule of Written Options.

Restricted Securities – Each Fund may invest in securities that are subject to legal or contractual restrictions on resale (“restricted securities”). Restricted securities may be resold in transactions that are exempt from registration under the Federal securities laws or if the securities are registered to the public. The sale or other disposition of these securities may involve additional expenses and the prompt sale of these securities at an acceptable price may be difficult. Information regarding restricted securities held by each Fund is included in their Schedule of Investments, if applicable.

When-Issued Transactions – Each Fund may purchase securities on a forward commitment or ‘when-issued’ basis. A Fund records a when-issued transaction on the trade date and will segregate with the custodian qualifying assets that have a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Each Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business. Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable.

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Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the Nasdaq over-the-counter market are generally valued at the Nasdaq Official Closing Price. When using market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser, as Valuation Designee, under the oversight of the Board’s Pricing & Liquidity Committee. The Valuation Designee has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available in conformity with guidelines adopted by the Board. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Designee pursuant to its policies and procedures. Any fair value provided by the Valuation Designee is subject to the ultimate review of the pricing methodology by

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the Pricing & Liquidity Committee of the Board on a quarterly basis. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the mutual funds. These securities are categorized as Level 1 securities.

Debt securities are valued by using the mean between the closing bid and ask prices provided by a pricing service. If the closing bid and ask prices are not readily available, the pricing service may provide a price determined by a matrix pricing method. Matrix pricing is a mathematical technique used to value fixed income securities without relying exclusively on quoted prices. Matrix pricing takes into consideration recent transactions, yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant for the actual security being priced and for other securities with similar characteristics. These securities will generally be categorized as Level 2 securities. If the Valuation Designee decides that a price provided by the pricing service does not accurately reflect the fair value of the securities or when prices are not readily available from a pricing service, securities are valued at fair value as determined by the Valuation Designee, in conformity with guidelines adopted by and subject to review of the Board through its Pricing & Liquidity Committee. These securities will generally be categorized as Level 3 securities.

Futures contracts that a Fund invests in are valued at the settlement price established each day by the board of trade or exchange on which they are traded, and when the market is considered active, will generally be categorized as Level 1 securities.

Option contracts are generally traded on an exchange and are generally valued at the last trade price, as provided by a pricing service. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price. The option contracts will generally be categorized as Level 1 securities unless the market is considered inactive or the absence of a last bid or ask price, in which case, they will be categorized as Level 2 securities.

In accordance with the Trust’s valuation policies and fair value determinations pursuant to Rule 2a-5 under the 1940 Act, the Valuation Designee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Valuation Designee would be the amount that a Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security

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(including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Valuation Designee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Valuation Designee is aware of any other data that calls into question the reliability of market quotations. The Valuation Designee may obtain assistance from others in fulfilling its duties. For example, it may seek assistance from pricing services, the administrator, sub-advisers, accountants, or counsel; it may also consult the Trust’s Fair Value Committee. The Valuation Designee, however, remains responsible for the final fair value determination and may not designate or assign that responsibility to any third party.

The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2025:

CEF Opportunities	Valuation Inputs
Assets:	Level 1	Level 2	Level 3	Total
Closed End Funds	$5,863,332	$—	$—	$5,863,332
Common Stocks(a)	10,389	—	—	10,389
Exchange-Traded Funds	378,944	—	—	378,944
Rights	9	—	—	9
Money Market Funds	705,982	—	—	705,982
Total	$6,958,656	$—	$—	$6,958,656
Liabilities
Closed End Funds	$(3,030,514)	$—	$—	$(3,030,514)
Common Stocks(a)	(40,601)	—	—	(40,601)
Exchange-Traded Funds	(639,399)	—	—	(639,399)
Total	$(3,710,514)	$—	$—	$(3,710,514)

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Capital Opportunities Fund	Valuation Inputs
Assets:	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$51,413,314	$—	$—	$51,413,314
Call Options Purchased	452,199	—	—	452,199
Put Options Purchased	847,516	—	—	847,516
Money Market Funds	1,282,466	—	—	1,282,466
Total	$53,995,495	$—	$—	$53,995,495
Liabilities
Written Call Options	$(3,205,908)	$—	$—	$(3,205,908)
Written Put Options	(1,980)	—	—	(1,980)
Total	$(3,207,888)	$—	$—	$(3,207,888)
Convertible Arbitrage Fund
Assets:
Mutual Funds	$31,317,413	$—	$—	$31,317,413
Convertible Bonds(a)	—	1,152,100,304	—	1,152,100,304
Money Market Funds	59,848,899	—	—	59,848,899
Total	$91,166,312	$1,152,100,304	$—	$1,243,266,616
Liabilities
Common Stocks(a)	$(548,830,599)	$—	$—	$(548,830,599)
Futures(b)	(52,325)	—	—	(52,325)
Total	$(548,882,924)	$—	$—	$(548,882,924)
Flexible Fund
Assets:
Convertible Bonds(a)	$—	$30,425,017	$—	$30,425,017
Money Market Funds	565	—	—	565
Total	$565	$30,425,017	$—	$30,425,582
Liabilities
Common Stocks(a)	$(5,250,904)	$—	$—	$(5,250,904)
Total	$(5,250,904)	$—	$—	$(5,250,904)

(a)	Refer to Schedule of Investments for sector classifications.
(b)	The amount shown represents the net unrealized appreciation/depreciation of the futures contracts.

A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when a Fund has a significant amount of Level 3 investments at the end of the period in relation to net assets. Management of the Funds has concluded that Level 3 investments are not material in relation to net assets.

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NOTE 4 – INVESTMENTS IN AFFILIATED ISSUERS

An affiliated issuer is an entity in which a Fund has ownership of at least 5% of the voting securities or any investment managed by the Adviser. Issuers that are affiliates of a Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in a Fund owning in excess of 5% of the outstanding shares at period-end. The following tables reflect transactions during the period with entities that are affiliates as of September 30, 2025 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end.

Convertible Arbitrage Fund
	Value Beginning of		Sales	Net Realized	Change in Unrealized	Value End of
Fund	Period	Purchases	Proceeds	Gain (Loss)	Appreciation	Period
Flexible Fund	$28,787,532	$508,977	$—	$—	$2,020,904	$31,317,413
Total	$28,787,532	$508,977	$—	$—	$2,020,904	$31,317,413

Fund	Dividend Income	Capital Gain Distributions	Shares Beginning of Period	Purchases	Sales	Shares End of Period
Flexible Fund	$508,977	$—	2,770,696	48,153	—	2,818,849
Total	$508,977	$—	2,770,696	48,153	—	2,818,849

NOTE 5. DERIVATIVE TRANSACTIONS

The Funds may invest in certain derivatives, as detailed below, to meet their respective investment objective. Each Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks, such as liquidity risk, interest rate risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. In some cases, a Fund could lose more than the principal amount invested by investing in a derivative instrument. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when doing so would be beneficial.

The Funds may also utilize certain derivative instruments and investment techniques for risk management or hedging purposes. There is no assurance that such risk management and hedging strategies will be successful, as such success will depend on, among other factors,

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the Adviser’s ability to predict the future correlation, if any, between the performance of the instruments utilized for hedging purposes and the performance of the investments being hedged.

The following paragraphs provide more information on specific types of derivatives and activity in each Fund, as applicable:

The use of derivative instruments by Capital Opportunities Fund for the six months ended September 30, 2025, related to the use of purchased options and written options. Capital Opportunities Fund utilized such options in order to manage or enhance return (including through leverage), to obtain leverage for speculative purposes, and to implement selective hedging and to manage risk exposure.

The use of derivative instruments by Convertible Arbitrage Fund for the six months ended September 30, 2025, related to the use of futures contracts. Convertible Arbitrage Fund utilized futures contracts in order to generate absolute, risk-adjusted returns, to obtain leverage for speculative purposes, to gain exposure to certain asset classes (in which case the derivatives may have economic characteristics similar to those of the reference asset), and to implement selective hedging and to manage risk exposure.

A futures contract is a bilateral agreement where one party agrees to accept, and the other party agrees to make, delivery of cash or underlying securities or commodities, as called for in the contract, at a specified date and at an agreed upon price. An index futures contract involves the delivery of an amount of cash equal to a specified dollar amount multiplied by the difference between the index value at the close of trading of the contract and at the price designated by the futures contract. Generally, these futures contracts are closed out prior to the expiration date of the contracts. A public market exists in futures contracts covering certain indexes, financial instruments and foreign currencies.

A call option is a contract under which the purchaser of the call option, in return for a premium paid, has the right to buy the security (or index) underlying the option at a specified price at any time during the term of the option.

The writer of the call option, who receives the premium, has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price. A put option gives its purchaser, in return for a premium, the right to sell the underlying security at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy, upon exercise of the option, the underlying security (or a cash amount equal to the value of the underlying security) at the exercise price. The amount of a premium received or paid for an option is based upon certain factors including the market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the option period and interest rates. Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right, in return for the premium paid,

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to assume a position in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position to the holder of the option will be accompanied by transfer to the holder of an accumulated balance representing the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the future.

The following tables identify the location and fair value of derivative instruments on the Statements of Assets and Liabilities as of September 30, 2025, and the effect of derivative instruments on the Statements of Operations for the six months ended September 30, 2025.

Location of Derivatives on Statements of Assets and Liabilities
Fund	Derivatives	Asset Derivatives	Liability Derivatives	Fair Value
	Equity Price Risk:

Capital Opportunities Fund	Purchased Options	Investments in securities at fair value		$1,299,715
	Written Options		Written Options	(3,207,888)

Convertible Arbitrage Fund	Futures Contracts		Unrealized depreciation on futures	(15,625)

For the six months ended September 30, 2025:

Fund	Derivatives	Location of Gain (Loss) on Derivatives on Statements of Operations	Realized Loss on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Equity Risk Exposure:	Net Realized gain and change in unrealized appreciation (depreciation) on investments

Capital Opportunities Fund	Purchased Options		$(1,960,953)	$(227,428)
	Written Options		(2,913,448)	(631,727)

Convertible Arbitrage Fund	Futures Contracts		(537,330)	289,750

Absolute Mutual Funds

Notes to the Financial Statements (continued)

September 30, 2025 (Unaudited)

The following table provides a summary of offsetting financial liabilities and derivatives and the effect of derivative instruments on the Statements of Assets and Liabilities as of September 30, 2025:

Fund	Derivatives	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in Statements of Assets and Liabilities
Capital Opportunities Fund	Written Options	$3,207,888	$—

	Gross Amounts Not Offset in Statements of Assets and Liabilities
Net Amounts of Liabilities Presented in Statements of Assets and Liabilities	Financial Instruments	Collateral Pledged	Net Amount
$3,207,888	$(3,207,888)	$—	$—

The notional value of the derivative instruments outstanding as of September 30, 2025 as disclosed in the Schedules of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

NOTE 6. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

Pursuant to an investment management agreement, the Adviser receives a management fee from CEF Opportunities, Capital Opportunities Fund, Convertible Arbitrage Fund and Flexible Fund at an annual rate of 1.40%, 1.40%, 1.00% and 1.40%, respectively, of such Fund’s average daily net assets.

Any sub-advisory fee, calculated as a percentage of a Fund’s average daily net assets managed by a subadviser, is paid by the Adviser out of the fees it receives pursuant to the management agreement.

The Trust and the Adviser assumed the expense limitation agreements that were in effect for each Predecessor Fund. The Adviser has contractually agreed to waive its management fee and/or reimburse certain CEF Opportunities’ operating expenses, but only to the extent necessary so that the CEF Opportunities’ total annual operating expenses, excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities

Absolute Mutual Funds

Notes to the Financial Statements (continued)

September 30, 2025 (Unaudited)

sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business, do not exceed 1.79% of CEF Opportunities’ average daily net assets. The contractual agreement is in place through at least July 31, 2026 and may not be terminated prior to this date except by the Board upon sixty (60) days’ written notice to the Adviser. For the six months ended September 30, 2025, the Adviser waived fees of $82,723 for CEF Opportunities Fund.

The Adviser has contractually agreed to waive its management fee and/or reimburse certain operating expenses, but only to the extent necessary so that each of Capital Opportunities Fund’s and Flexible Fund’s total annual operating expenses, excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business, do not exceed 1.48% of Capital Opportunities Fund’s average daily net assets and 1.48% of Flexible Fund’s average daily net assets. The contractual agreement is in place through at least July 31, 2026 and may only be waived by the Board upon sixty (60) days’ written notice to the Adviser. For the six months ended September 30, 2025, the Adviser waived fees of $95,632 and $85,628 for Capital Opportunities Fund and Flexible Fund, respectively.

The Adviser has also contractually agreed to waive its management fee and/or reimburse certain operating expenses, but only to the extent necessary so that the Convertible Arbitrage Fund’s total annual operating expenses, excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board; expenses incurred in connection with any merger or reorganization;

Absolute Mutual Funds

Notes to the Financial Statements (continued)

September 30, 2025 (Unaudited)

extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business, do not exceed 1.20% and 1.45% of Convertible Arbitrage Fund’s average daily net assets of the Institutional Shares and Investor Shares, respectively, through at least July 31, 2026. The contractual agreement may not be terminated prior to this date except by the Board upon sixty (60) days’ written notice to the Adviser. For the six months ended September 30, 2025, the Adviser recouped fees of $409,707 for Convertible Arbitrage Fund. In addition, the Adviser has agreed to waive its investment management fees related to any Fund assets invested in pooled vehicles sponsored by Absolute. As of September 30, 2025, Convertible Arbitrage Fund owned approximately 99.6% of Flexible Fund. For the six months ended September 30, 2025, the Adviser waived management fees of $149,285 for Convertible Arbitrage Fund related to this investment in a pooled vehicle sponsored by the Adviser and this waiver is not subject to recoupment.

The expense caps may only be raised with the consent of the Board. The Adviser may recoup from a Fund fees waived (other than advisory fees waived by the Adviser related to the Funds’ investments in other pooled vehicles sponsored by the Adviser) and expenses reimbursed by the Adviser pursuant to the expense caps in the three years following the date the particular waiver/expense payment occurred in connection with a Fund or its predecessor fund, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment. Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will increase if exclusions from the expense cap apply. As of September 30, 2025, $418,272, $569,444, $291,412 and $487,024 for CEF Opportunities, Capital Opportunities Fund, Convertible Arbitrage Fund, and Flexible Fund, respectively, is subject to recapture by the Adviser. Other waivers are not eligible for recoupment.

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agent services to the Funds. The Funds pay Ultimus fees in accordance with the agreements for such services.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Funds, which are approved annually by the Board.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Funds. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Funds) for acting as principal underwriter. The Trust has adopted a Rule 12b-1 plan

Absolute Mutual Funds

Notes to the Financial Statements (continued)

September 30, 2025 (Unaudited)

under which the Convertible Arbitrage Fund pays the Distributor a fee up to 0.25% of the average daily net assets of Investor Shares of Convertible Arbitrage Fund for distribution services and/or the servicing of shareholder accounts.

Certain officers of the Trust are also employees of Ultimus and such persons are not paid by the Funds for serving in such capacities.

The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Chair of the Board and more than 75% of the Trustees are “Independent Trustees”, which means that they are not “interested persons” as defined in the 1940 Act. The Independent Trustees review and establish compensation at least annually. Each Trustee of the Trust receives annual compensation, which is an established amount paid quarterly per fund in the Trust at the time of the regular quarterly Board meetings. The Chair of the Board receives the highest compensation, commensurate with his additional duties and each Chair of a committee receives additional compensation as well. Trustees also receive additional fees for attending any special meetings. In addition, the Trust reimburses Trustees for out-of-pocket expenses incurred in conjunction with attendance at meetings.

NOTE 7. INVESTMENT TRANSACTIONS

For the six months ended September 30, 2025, purchases and sales of investment securities, other than short-term investments, were as follows:

Fund	Purchases	Sales
CEF Opportunities	$4,795,057	$5,280,755
Capital Opportunities Fund	7,445,382	5,572,407
Convertible Arbitrage Fund	85,605,155	75,888,187
Flexible Fund	9,447,512	10,582,428

There were no purchases or sales of long-term U.S. government obligations during the six months ended September 30, 2025.

NOTE 8. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the 1940 Act. As of September 30, 2025, Convertible Arbitrage Fund owned 99.58% of the Flexible Fund’s outstanding shares. As a result, Convertible Arbitrage Fund may be deemed to control the Flexible Fund.

Absolute Mutual Funds

Notes to the Financial Statements (continued)

September 30, 2025 (Unaudited)

NOTE 9. FEDERAL INCOME TAX

At September 30, 2025, the net unrealized appreciation (depreciation) and tax cost of investments, including derivative instruments, for tax purposes were as follows:

Fund	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation) on Investments	Tax Cost of Investments
CEF Opportunities	$165,413	$(78,884)	$86,529	$3,161,613
Capital Opportunities Fund	19,522,173	(3,176,807)	16,345,366	34,442,241
Convertible Arbitrage Fund	224,728,692	(180,388,578)	44,340,114	650,095,903
Flexible Fund	3,037,653	(1,146,489)	1,891,164	23,283,515

The tax character of distributions for the fiscal year ended March 31, 2025, the Funds’ most recent fiscal year end, were as follows:

	Distributions Paid From:
Fund	Ordinary Income(a)	Total Distributions Paid
CEF Opportunities	$242,097	$242,097
Capital Opportunities Fund	551,884	551,884
Convertible Arbitrage Fund	46,383,014	46,383,014
Flexible Fund	1,447,041	1,447,041

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

At March 31, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation) on Investments	Total Accumulated Earnings (Deficit)
CEF Opportunities	$3,632	$—	$(39,592,826)	$(149,240)	$(39,738,434)
Capital Opportunities Fund	—	—	(27,757,717)	13,643,998	(14,113,719)
Convertible Arbitrage Fund	—	27,940,357	(10,713,427)	22,792,945	40,019,875
Flexible Fund	505,062	—	—	335,494	840,556

Absolute Mutual Funds

Notes to the Financial Statements (continued)

September 30, 2025 (Unaudited)

The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to return of capital on equity securities, convertible bond deemed dividends, wash sales, mark to market on futures contracts, constructive sales, convertible bond premium amortization, straddles, cover loss deferrals, contingent payment debt instruments and deferred business interest expense.

As of March 31, 2025, CEF Opportunities and Capital Opportunities Fund had $38,482,163 and $27,757,717 of available short-term capital loss carryforwards, respectively, and CEF Opportunities had $1,110,664 of available long-term capital loss carryforwards not subject to expiration.

During the fiscal year ended March 31, 2025, CEF Opportunities Fund and Convertible Arbitrage Fund utilized $356,606 and $2,359,952 of long-term capital loss carryforwards, respectively, and Capital Opportunities Fund utilized $1,025,292 of short-term capital loss carryforwards.

For tax purposes, the current deferred post October short-term and long-term losses are $10,713,427 for Convertible Arbitrage Fund. These losses were recognized for tax purposes on the first business day of Convertible Arbitrage Fund’s current fiscal year, April 1, 2025.

NOTE 10. UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

Each Fund may invest a significant portion of its assets in shares of one or more investment companies. Each Fund will incur additional indirect expenses (acquired fund fees and expenses) to the extent it invests in shares of other investment companies. As of September 30, 2025, CEF Opportunities had 90.55% of the value of its net assets invested in investment companies. The financial statements of these funds can be found at www.sec.gov and should be read in conjunction with each Fund’s financial statements.

NOTE 11. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Funds. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 12. SUBSEQUENT EVENTS

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

Additional Information (Unaudited)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

The Absolute Capital Opportunities Fund (“CAPOX”), Absolute Convertible Arbitrage Fund (“ARBIX/ARBOX”), Absolute Flexible Fund (“FLXIX”), and Absolute CEF Opportunities (“ACEFX”) (each, a “Fund”, together, the “Funds”) are each a series of Unified Series Trust (the “Trust”). The Trust’s Board of Trustees (the “Board” or “Trustees”) oversees the management of the Funds and, as required by law, has considered the renewal of each Fund’s management agreement with its investment adviser, Absolute Investment Advisers LLC (“Absolute”), as well as the sub-advisory agreement between Absolute and Kovitz Investment Group Partners, LLC (“Kovitz”) with respect to CAPOX. In connection with such renewals, the Board requested and evaluated all information that the Trustees deemed reasonably necessary under the circumstances.

At the Trustees’ quarterly meeting held in May 2025, the Trustees, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust, Absolute or Kovitz (the “Independent Trustees”), approved the renewal of the management agreements between the Trust and Absolute, and the sub-advisory agreement between Absolute and Kovitz, each for an additional period of one year. The Trustees’ renewal of each Fund’s management agreement and the sub-advisory agreement was based on a consideration of all the information provided to the Trustees, and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated this information differently, ascribing different weights to various factors.

(i) The Nature, Extent, and Quality of Services. The Trustees reviewed and considered information regarding the nature, extent, and quality of services that each of Absolute and Kovitz provide to the Funds, which include, but are not limited to, providing a continuous investment program for the Funds, adhering to each Funds’ investment restrictions, complying with the Trust’s policies and procedures, and voting proxies on behalf of the Funds. They noted Absolute provides oversight of Kovitz and is very involved in managing each of the Funds, including CAPOX. The Trustees considered the qualifications and experience of Kovitz’s portfolio managers who are responsible for the day-to-day management of CAPOX’s portfolio, as well as the qualifications and experience of the other individuals at each of Absolute and Kovitz who provide consistent services to the

Additional Information (Unaudited) (continued)

Funds. The Trustees concluded that they are satisfied with the nature, extent, and quality of investment management services provided by Absolute to the Funds and Kovitz with respect to CAPOX.

(ii) Fund Performance. The Trustees next reviewed and discussed each Fund’s performance for various periods ended March 31, 2025.

The Trustees observed that CAPOX had underperformed the medians of its Morningstar Equity Hedged category and peer group, as well as the HFRX Equity Hedge Index, across all periods. The Trustees noted Absolute’s explanation that the Fund underperformed due to its investment style being out of favor. They further noted Absolute’s explanation that CAPOX’s strategy underperforms when growth stocks outperform value stocks and volatility is low. After further discussion, it was the consensus of the Trustees that each of Absolute and Kovitz are managing CAPOX successfully from a performance standpoint.

The Trustees observed that ARBIX/ARBOX had outperformed the median of its Morningstar Relative Value Arbitrage category and the HFRX Fixed Income Convertible Arbitrage Index over the one-year period but underperformed its peer group over the same period. The Board noted that ARBIX/ARBOX outperformed its benchmark across all periods. The Board noted that ARBIX/ARBOX performed in line with its peer group and Morningstar category over the three-year period. The Board observed that ARBIX/ARBOX underperformed its peer group over the five-year period and performed in line with its Morningstar category over the same period. For the since inception period, ARBIX/ARBOX outperformed the median of its Morningstar category and performed in line with its peer group. The Board acknowledged Absolute’s explanation that underperformance of ARBIX/ARBOX relative to its peer group is attributable to the fact that ARBIX/ARBOX solely focuses on convertible arbitrage whereas most of the other funds in its peer group use other investment strategies in addition to convertible arbitrage. It was the consensus of the Trustees that Absolute was managing the Fund successfully from a performance standpoint.

The Trustees observed that FLXIX had outperformed the medians of its Morningstar Convertibles category and peer group, and its benchmark, the Bloomberg US Aggregate Bond Index, for the one-year period. The Board discussed that FLXIX outperformed its peer group median and benchmark over the since inception period but underperformed its Morningstar category over the same period. It was the consensus of the Trustees that Absolute was managing the Fund successfully from a performance standpoint.

The Trustees observed that ACEFX had underperformed the medians of its Morningstar Multistrategy category, peer group, and its benchmark, the S&P 500 Index, for the one-year, three-year, five-year, and ten-year periods. The Trustees noted that the Fund’s strategy was changed in 2024 to invest in exchange traded closed end funds and that most of the Fund’s performance is based on a prior strategy. The Board concluded that Absolute should be afforded additional time to manage ACEFX in accordance with its current strategy.

Additional Information (Unaudited) (continued)

(iii) Fee Rate and Profitability. The Trustees noted that the management fee for each Fund is higher than the medians and averages of each Fund’s respective Morningstar category and peer group, with the exception of ARBIX/ARBOX whose management fee is slightly lower than its peer group average and median but slightly higher than its category average and median. The Trustees noted that each Fund’s net expenses are higher than the medians and averages of its respective Morningstar category and peer group with the exception of ARBIX/ARBOX and CAPOX, where the net expense ratio is slightly lower than the peer group median and average. The Board acknowledged Absolute’s position that the fees and expenses were justified in light of the complexity of the strategies and the expertise and resources required to effectively implement the strategies. The Trustees also noted that, with the exception of ARBIX/ARBOX, Absolute is waiving a portion of its fees and/or reimbursing expenses pursuant to expense limitation agreements and that such agreements benefitted shareholders of those Funds.

The Board reviewed the fee split between Absolute and Kovitz, with respect to CAPOX, noting that the fee was paid to Kovitz by Absolute and not by the Fund. The Board also compared the sub-advisory fee to Kovitz’s fee for other similar accounts, noting that the sub-advisory fee paid by Absolute was lower than the average fee charged by Kovitz to other clients.

The Trustees considered profitability analyses prepared by Absolute for its management of each Fund which indicated that, with the exception of ARBIX/ARBOX, Absolute is not earning a profit as a result of managing the Funds. The Board acknowledged that Absolute’s expenses for CAPOX and ACEFX were lower than what Absolute had projected in its profitability analysis for the initial approval of the advisory agreement because a decrease in those Funds assets. The Board reviewed Kovitz’s profitability analysis in connection with the sub-advisory services provided to CAPOX and considered the profit levels in both actual dollars and as a percentage of revenue. The Board concluded that excessive profitability was not a concern at this time.

The Trustees considered other potential benefits that Absolute or Kovitz may receive in connection with the management of each Fund. With respect to CAPOX, the Trustees determined the services provided are not duplicative as between Absolute and Kovitz. After considering the above information, the Trustees concluded that the management fee for each Fund, and the sub-advisory fee for CAPOX, represent reasonable compensation in light of the nature and quality of services provided.

(iv) Economies of Scale. In determining the reasonableness of the management fee for each Fund and sub-advisory fee for CAPOX, the Trustees also considered the extent to which Absolute or Kovitz will realize economies of scale as each Fund grows larger. The Trustees determined that, in light of the current size of the Funds and the fact that Absolute is still waiving a portion of its management fees and/or reimbursing expenses for each Fund, except for ARBIX/ARBOX, it is premature to reduce the management fees or introduce breakpoints in the management fee at this time.

Proxy Voting (Unaudited)

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how each Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Funds at (888) 992-2765 or by visiting www.absoluteadvisers.com and (2) in Fund documents filed with the SEC on the SEC’s website at www.sec.gov.

Absolute Select Value ETF (ABEQ)

NYSE Arca, Inc.

Semi-Annual Financial Statements

and Additional Information

September 30, 2025

Fund Adviser:

Absolute Investment Advisers LLC

82 South Barrett Square, Unit 4G

Rosemary Beach, FL 32461

1-833-267-3383

Absolute Select Value ETF

Schedule of Investments

September 30, 2025 (Unaudited)

Common Stocks — 87.74%	Shares	Fair Value
Canada — 19.11%
Energy — 5.36%
Enbridge, Inc.	124,441	$6,279,292

Materials — 13.75%
Agnico Eagle Mines Ltd.	44,485	7,498,392
Franco-Nevada Corp.	38,635	8,612,127
		16,110,519
Total Canada		22,389,811

Ireland — 4.40%
Health Care — 4.40%
Medtronic PLC	54,147	5,156,960
Total Ireland		5,156,960

United Kingdom — 5.77%
Consumer Staples — 5.77%
Unilever PLC - ADR	114,121	6,765,093
Total United Kingdom		6,765,093

United States — 58.46%
Communications — 2.62%
Comcast Corp., Class A	97,818	3,073,442

Consumer Staples — 5.35%
Hershey Co. (The)	20,240	3,785,892
Sysco Corp.	30,115	2,479,669
		6,265,561
Energy — 17.68%
Berkshire Hathaway, Inc., Class B(a)	25,740	12,940,527
EOG Resources, Inc.	28,193	3,160,999
ONEOK, Inc.	63,280	4,617,542
		20,719,068
Financials — 12.33%
CME Group, Inc.	5,825	1,573,857
Loews Corp.	84,066	8,439,386
Travelers Companies, Inc. (The)	15,910	4,442,390
		14,455,633
Health Care — 2.48%
GE HealthCare Technologies, Inc.	38,775	2,912,003

Industrials — 7.34%
Emerson Electric Co.	22,025	2,889,240
Honeywell International, Inc.	12,950	2,725,975
Hubbell, Inc.	3,035	1,305,991
IDEX Corp.	10,345	1,683,752
		8,604,958

See accompanying notes which are an integral part of these financial statements.

1

Absolute Select Value ETF

Schedule of Investments (continued)

September 30, 2025 (Unaudited)

Common Stocks — 87.74% (continued)	Shares	Fair Value
United States — 58.46% (continued)
Materials — 4.49%
Air Products & Chemicals, Inc.	6,260	$1,707,227
Corteva, Inc.	52,623	3,558,894
		5,266,121
Technology — 4.99%
Cisco Systems, Inc.	34,850	2,384,437
SS&C Technologies Holdings, Inc.	39,020	3,463,415
		5,847,852
Utilities — 1.18%
UGI Corp.	41,720	1,387,607

Total United States		68,532,245

Total Common Stocks (Cost $83,968,947)		$102,844,109

U.S. Government & Agencies — 11.24%	Principal Amount
United States Treasury Bill 4.32%, 10/2/2025	$2,500,000	2,499,722
United States Treasury Bill 3.87%, 5/14/2026	2,500,000	2,443,539
United States Treasury Note 0.25%, 10/31/2025	3,000,000	2,990,540
United States Treasury Strip 3.78%, 2/15/2027	5,500,000	5,239,455
TOTAL U.S. GOVERNMENT & AGENCIES (Cost $13,155,623)		13,173,256

Total Investments — 98.98% (Cost $97,124,570)		116,017,365
Other Assets in Excess of Liabilities — 1.02%		1,193,206
Net Assets — 100.00%		$117,210,571

(a)	Non-income producing security.

ADR – American Depositary Receipt

See accompanying notes which are an integral part of these financial statements.

2

Absolute Select Value ETF

Statement of Assets and Liabilities

September 30, 2025 (Unaudited)

Assets
Investments in securities, at fair value (cost $97,124,570)	$116,017,365
Cash	1,073,090
Dividends and interest receivable	56,981
Tax reclaims receivable	176,648
Prepaid expenses	3,420
Total Assets	117,327,504

Liabilities
Payable to Adviser, net of waiver	61,829
Payable to affiliates	10,222
Payable to trustees	242
Other accrued expenses	44,640
Total Liabilities	116,933
Net Assets	$117,210,571

Net Assets consist of:
Paid-in capital	$99,199,632
Accumulated earnings	18,010,939
Net Assets	$117,210,571
Shares outstanding (unlimited number of shares authorized, no par value)	3,250,000
Net asset value per share	$36.06

See accompanying notes which are an integral part of these financial statements.

3

Absolute Select Value ETF

Statement of Operations

For the Six Months Ended September 30, 2025 (Unaudited)

Investment Income
Dividend income (net of foreign taxes withheld of $35,212)	$786,467
Interest income	386,098
Total investment income	1,172,565

Expenses
Adviser	445,714
Administration	34,647
Legal	13,229
Audit and tax	11,430
Trustee	10,889
Compliance services	8,017
Custodian	6,400
Report printing	4,998
Transfer agent	4,787
Insurance	2,097
Pricing	769
Miscellaneous	14,556
Total expenses	557,533
Fees waived by Adviser	(111,368)
Net operating expenses	446,165
Net investment income	726,400

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investment securities	227,529
Foreign currency translations	1,315
Change in unrealized appreciation on:
Investment securities	6,124,976
Foreign currency translations	2,662
Net realized and unrealized gain (loss) on investment securities and foreign currency translations	6,356,482
Net increase in net assets resulting from operations	$7,082,882

See accompanying notes which are an integral part of these financial statements.

4

Absolute Select Value ETF

Statements of Changes in Net Assets

	For the Six Months Ended September 30, 2025	For the Year Ended March 31, 2025
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$726,400	$1,478,352
Net realized gain on investment securities and foreign currency translations	228,844	5,009,777
Change in unrealized appreciation on investment securities	6,127,638	5,159,216
Net increase in net assets resulting from operations	7,082,882	11,647,345

Distributions to Shareholders From:
Earnings	(674,273)	(1,295,917)
Total distributions	(674,273)	(1,295,917)

Capital Transactions
Proceeds from shares sold	16,310,992	20,301,010
Amount paid for shares redeemed	(2,510,188)	(18,692,714)
Net increase in net assets resulting from capital transactions	13,800,804	1,608,296
Total Increase in Net Assets	20,209,413	11,959,724

Net Assets
Beginning of period	$97,001,158	$85,041,434
End of period	$117,210,571	$97,001,158

Share Transactions
Shares sold	475,000	625,000
Shares redeemed	(75,000)	(575,000)
Net increase in shares outstanding	400,000	50,000

See accompanying notes which are an integral part of these financial statements.

5

Absolute Select Value ETF

Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended September 30, 2025 (Unaudited)		For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021
Selected Per Share Data:
Net asset value, beginning of period	$34.04		$30.37	$27.98	$29.88	$26.22	$20.14

Investment operations:
Net investment income	0.22		0.53	0.51	0.56	0.22	0.13
Net realized and unrealized gain (loss) on investments	2.02		3.61	2.62	(2.13)	3.61	6.10
Total from investment operations	2.24		4.14	3.13	(1.57)	3.83	6.23

Less distributions to shareholders from:
Net investment income	(0.22)		(0.47)	(0.74)	(0.33)	(0.17)	(0.15)
Total distributions	(0.22)		(0.47)	(0.74)	(0.33)	(0.17)	(0.15)
Net asset value, end of period	$36.06		$34.04	$30.37	$27.98	$29.88	$26.22
Market price, end of period	$36.06		$34.08	$30.41	$27.94	$29.92	$26.23

Total Return(a)	6.63	%(b)	13.79%	11.40%	(5.22)%	14.66%	31.02%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$117,211		$97,001	$85,041	$90,935	$64,243	$45,887
Ratio of net expenses to average net assets	0.85	%(c)	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of expenses to average net assets before waiver and reimbursement	1.06	%(c)	1.11%	1.13%	1.16%	1.24%	1.51%
Ratio of net investment income to average net assets	1.38	%(c)	1.67%	1.73%	2.30%	0.85%	0.58%
Portfolio turnover rate(d)	6	%(b)	20%	18%	24%	23%	36%

(a)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.
(b)	Not annualized.
(c)	Annualized.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes which are an integral part of these financial statements.

6

Absolute Select Value ETF

Notes to the Financial Statements

September 30, 2025 (Unaudited)

NOTE 1. ORGANIZATION

Absolute Select Value ETF (the “Fund”) was organized as a non-diversified series of Unified Series Trust (the “Trust”) on August 20, 2019, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 14, 2002, as amended (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board. The Fund’s investment adviser is Absolute Investment Advisers LLC (the “Adviser”). The Adviser has retained St. James Investment Company, LLC (the “Sub-Adviser”) to serve as Sub-Adviser to the Fund. The Fund’s investment objective is to seek positive absolute returns.

The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the Adviser, who is responsible for the oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Non-Diversification Risk – The Fund is non-diversified, which means it may invest a greater percentage of its assets in a fewer number of securities as compared to other exchange-traded funds that are more broadly diversified. As a result, the Fund’s share price may be more volatile than the share price of some other funds, and the poor performance of an individual security in the Fund’s portfolio may have a significant negative impact on the Fund’s performance.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

7

Absolute Select Value ETF

Notes to the Financial Statements (continued)

September 30, 2025 (Unaudited)

Foreign Currency Translation – The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the realized and unrealized gain or loss from investments. Net realized gain (loss) on foreign currency translations on the Statement of Operations represents currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six months ended September 30, 2025, the Fund did not have any liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations when incurred. During the six months ended September 30, 2025, the Fund did not incur any interest or penalties. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds of the Trust based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

8

Absolute Select Value ETF

Notes to the Financial Statements (continued)

September 30, 2025 (Unaudited)

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Distributions received from investments in real estate investment trusts (“REITs”) that represent a return of capital or capital gain are recorded as a reduction of the cost of investment or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Fund’s investments in REITs are reported to the Fund after the end of the calendar year; accordingly, the Fund estimates these amounts for accounting purposes until the characterization of REIT distributions is reported. Estimates are based on the most recent REIT distributions information available. Withholding taxes on foreign dividends and related reclaims have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – The Fund intends to distribute substantially all of its net investment income, if any, at least semi-annually. The Fund intends to distribute its net realized long-term and short-term capital gains, if any, annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business. Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

9

Absolute Select Value ETF

Notes to the Financial Statements (continued)

September 30, 2025 (Unaudited)

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the Nasdaq over-the-counter market are generally valued at the Nasdaq Official Closing Price. When using market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser, as Valuation Designee, under the oversight of the Board’s Pricing & Liquidity Committee. The Valuation Designee has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily

10

Absolute Select Value ETF

Notes to the Financial Statements (continued)

September 30, 2025 (Unaudited)

available in conformity with guidelines adopted by the Board. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Designee pursuant to its policies and procedures. Any fair value provided by the Valuation Designee is subject to the ultimate review of the pricing methodology by the Pricing & Liquidity Committee of the Board on a quarterly basis. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the mutual funds. These securities are categorized as Level 1 securities.

In accordance with the Trust’s valuation policies and fair value determinations pursuant to Rule 2a-5 under the 1940 Act, the Valuation Designee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Valuation Designee would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Valuation Designee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Valuation Designee is aware of any other data that calls into question the reliability of market quotations. The Valuation Designee may obtain assistance from others in fulfilling its duties. For example, it may seek assistance from pricing services, fund administrators, sub-advisers, accountants, or counsel; it may also consult the Trust’s Fair Value Committee. The Valuation Designee, however, remains responsible for the final fair value determination and may not designate or assign that responsibility to any third party.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2025:

11

Absolute Select Value ETF

Notes to the Financial Statements (continued)

September 30, 2025 (Unaudited)

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$102,844,109	$—	$—	$102,844,109
U.S. Government & Agencies	—	13,173,256	—	13,173,256
Total	$102,844,109	$13,173,256	$—	$116,017,365

(a)	Refer to Schedule of Investments for sector classifications.

The Fund did not hold any investments during or at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

The Adviser, under the terms of the management agreement with the Trust with respect to the Fund (the “Agreement”), manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Adviser a management fee computed and accrued daily and paid monthly at an annual rate of 0.85% of the Fund’s average daily net assets. For the six months ended September 30, 2025, before the waiver described below, the Adviser earned a management fee of $445,714 from the Fund.

The Adviser has contractually agreed to waive its management fee and/or reimburse the Fund’s other expenses in order to limit total annual Fund operating expenses to 0.85% of the average daily net assets of the Fund through July 31, 2026 (excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the 1940 Act; any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board of Trustees; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business). For the six months ended September 30, 2025, the Adviser waived fees of $111,368. At September 30, 2025, the Fund owed the Adviser $61,829.

Each fee waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Fund in the three years following the date in which that particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the

12

Absolute Select Value ETF

Notes to the Financial Statements (continued)

September 30, 2025 (Unaudited)

annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment. As of September 30, 2025, the Adviser may seek repayment of management fees waived and expenses reimbursed pursuant to the aforementioned conditions, from the Fund no later than the dates stated below:

Recoverable Through
March 31, 2026	$103,084
March 31, 2027	244,681
March 31, 2028	230,978
September 30, 2028	111,368

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration and fund accounting services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Fund, which are approved annually by the Board.

Under the terms of a Distribution Agreement with the Trust, Northern Lights Distributors, LLC (the “Distributor”) serves as principal underwriter to the Fund. The Distributor is an affiliate of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

Certain officers of the Trust are also employees of Ultimus and such persons are not paid by the Fund for serving in such capacities.

The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Chair of the Board and more than 75% of the Trustees are “Independent Trustees,” which means that they are not “interested persons” as defined in the 1940 Act. The Independent Trustees review and establish compensation at least annually. Each Trustee of the Trust receives annual compensation, which is an established amount paid quarterly per fund in the Trust at the time of the regular quarterly Board meetings. The Chair of the Board receives the highest compensation, commensurate with his additional duties and each Chair of a committee receives additional compensation as well. Trustees also receive additional fees for attending any special meetings. In addition, the Trust reimburses Trustees for out-of-pocket expenses incurred in conjunction with attendance at meetings.

13

Absolute Select Value ETF

Notes to the Financial Statements (continued)

September 30, 2025 (Unaudited)

NOTE 5. INVESTMENT TRANSACTIONS

For the six months ended September 30, 2025, purchases and sales of investment securities, other than short-term investments, were $22,601,052 and $5,770,022, respectively.

For the six months ended September 30, 2025, there were no purchases or sales of long-term U.S. government obligations.

For the six months ended September 30, 2025, purchases and sales for in-kind transactions were $12,946,226 and $1,894,605, respectively.

For the six months ended September 30, 2025, the Fund had in-kind net realized gains of $570,705.

NOTE 6. CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units”. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee payable to the Custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge”, and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Fund are disclosed in the Statements of Changes in Net Assets. For the six months ended September 30, 2025, the Fund received $4,250 and $0 in fixed fees and variable fees, respectively. The Transaction Fees for the Fund are listed in the table below:

14

Absolute Select Value ETF

Notes to the Financial Statements (continued)

September 30, 2025 (Unaudited)

Fixed Fee	Variable Charge
$250	2.00%*

* The maximum additional variable charge may be up to 2.00% of the amount invested.

NOTE 7. FEDERAL TAX INFORMATION

At September 30, 2025, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

Gross unrealized appreciation	$20,734,352
Gross unrealized depreciation	(1,861,494)
Net unrealized appreciation on investments	$18,872,858
Tax cost of investments	$97,144,507

The tax character of distributions paid for the fiscal year ended March 31, 2025, the Fund’s most recent fiscal year end, was as follows:

Distributions paid from:
Ordinary income(a)	$1,295,917
Total distributions paid	$1,295,917

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

At March 31, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$342,517
Accumulated capital and other losses	(1,482,695)
Unrealized appreciation on investments	12,742,508
Total accumulated earnings	$11,602,330

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales.

At March 31, 2025, the Fund had $1,482,695 of short-term capital loss carryforwards for federal income tax purposes available to offset future capital gains. These capital loss carryforwards do not expire. At March 31, 2025, the Fund did not utilize any capital loss carryforwards.

15

Absolute Select Value ETF

Notes to the Financial Statements (continued)

September 30, 2025 (Unaudited)

NOTE 8. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 9. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

16

Additional Information (Unaudited)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not Applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

The Absolute Select Value ETF (the “Fund”) is a series of Unified Series Trust (the “Trust”). The Trust’s Board of Trustees (the “Board” or “Trustees”) oversees the management of the Fund and, as required by law, has considered the renewal of the Fund’s management agreement with its investment adviser, Absolute Investment Advisers LLC (“Absolute”), as well as the sub-advisory agreement between Absolute and St. James Investment Company, LLC (“St. James”). In connection with such renewals, the Board requested and evaluated all information that the Trustees deemed reasonably necessary under the circumstances.

The Trustees held a teleconference on May 6, 2025 to review and discuss materials compiled by Ultimus Fund Solutions, LLC, the Trust’s administrator, with regard to the management agreement between the Trust and Absolute and the sub-advisory agreement between Absolute and St. James. At the Trustees’ quarterly meeting held in May 2025, the Board interviewed certain executives of Absolute and St. James, including Absolute’s Chief Compliance Officer and Managing Principals and a Member, Chief Compliance Officer of St. James. They also received a compliance review from the Trust CCO. After discussion, the Trustees, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust, Absolute or St. James (the “Independent Trustees”), approved the renewal of the management agreement between the Trust and Absolute and the sub-advisory agreement between Absolute and St. James, each for an additional year. The Trustees’ renewal of the Fund’s management agreement and sub-advisory agreement were based on a consideration of all the information provided to the Trustees, and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated this information differently, ascribing different weights to various factors.

(i) The Nature, Extent, and Quality of Services. The Trustees reviewed and considered information regarding the nature, extent, and quality of services that each of Absolute and St. James provide to the Fund, which include, but are not limited to, providing a continuous investment program for the Fund, adhering to the Fund’s investment restrictions, complying with the Trust’s policies and procedures, and voting proxies on behalf of the Fund. They noted Absolute provided oversight of St. James and is very involved in managing the Fund. The Trustees considered the qualifications and experience of St. James’ portfolio manager who is responsible for the day-to-day management of the Fund’s portfolio, as well as the qualifications and experience of the other individuals at each of Absolute and St. James who provide services to the Fund. The Trustees concluded that they are

17

Additional Information (Unaudited) (continued)

satisfied with the nature, extent, and quality of services provided by each of Absolute and St. James to the Fund.

(ii) Fund Performance. The Trustees next reviewed and discussed the Fund’s performance over various periods ended March 31, 2025. The Trustees observed that the Fund outperformed its Morningstar Large Value category median, the Russell 1000 Index, and peer group median over the one-year period but underperformed each over the three-year, five-year, and since inception periods. The Trustees further acknowledged that Absolute and St. James attributed underperformance to the Fund’s more conservative allocations and adherence to fundamentals compared to those of its peers, noting Absolute’s and St. James’ commitment to the long term strategy. After further discussion, it was the consensus of the Trustees that each of Absolute and St. James are managing the Fund successfully from a performance standpoint.

(iii) Fee Rate and Profitability. The Trustees noted that the Fund’s management fee and net expense ratio are higher than the medians and averages of its Morningstar category and peer group. The Trustees considered the size of the Fund compared to others in the peer group and Morningstar category, acknowledging Absolute’s explanation that many of the funds with lower fees and expenses are part of extremely large organizations with much greater economies of scale. The Board observed that Absolute attributed the higher fees to the resources required to implement the Fund’s strategy. The Trustees also noted that Absolute has committed to waiving a portion of its management fee and/or reimbursing certain expenses through at least July 31, 2026.

The Board reviewed the sub-advisory fee charged by St. James with respect to the Fund, noting that the fee was lower than the fee charged by St. James for separately managed accounts using the Select Value strategy. The Board also considered that the sub-advisory fee was paid by Absolute and not the Fund.

The Trustees considered a profitability analysis prepared by Absolute for its management of the Fund, which indicated that, both before and after deduction of marketing expenses, Absolute is not earning a profit from managing the Fund. The Board also reviewed St. James’ profitability analysis in connection with the sub-advisory services provided to the Fund and considered the profit levels in both actual dollars and as a percentage of revenue. The Board concluded that excessive profitability was not a concern at this time.

The Trustees considered other potential benefits that Absolute or St. James may receive in connection with management of the Fund and determined the services provided are not duplicative as between the adviser and sub-adviser. After considering the above information, the Trustees concluded that the management fee and the sub-advisory fee each represent reasonable compensation in light of the nature and quality of services provided to the Fund.

(iv) Economies of Scale. In determining the reasonableness of the management fee and sub-advisory fee, the Trustees also considered the extent to which Absolute or St. James will realize economies of scale as the Fund grows larger. The Trustees determined that, in light of the size of the Fund and the fact that Absolute is still waiving a portion of its fee, it is premature to consider reducing the management fee or introducing breakpoints in the management fee at this time.

18

Proxy Voting (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Fund at (833) 267-3383 and (2) in Fund documents filed with the SEC on the SEC’s website at www.sec.gov.

DEAN FUNDS

Dean Small Cap Value Fund

Dean Mid Cap Value Fund

Dean Equity Income Fund

Semi-Annual Financial Statements

and Additional Information

September 30, 2025

Dean Small Cap Value Fund

Schedule of Investments

September 30, 2025 (Unaudited)

COMMON STOCKS — 99.62%	Shares	Fair Value
Consumer Discretionary — 20.77%
Capri Holdings Ltd.(a)	88,772	$1,768,338
Columbia Sportswear Co.	23,446	1,226,226
Johnson Outdoors, Inc., Class A	121,883	4,922,854
Leggett & Platt, Inc.	57,451	510,165
Malibu Boats, Inc., Class A(a)	120,809	3,920,252
Papa John’s International, Inc.	40,816	1,965,290
Rush Enterprises, Inc., Class A	53,693	2,870,965
Silgan Holdings, Inc.	13,065	561,926
Standard Motor Products, Inc.	61,955	2,529,003
Steven Madden Ltd.	117,000	3,917,160
Visteon Corp.	42,796	5,129,529
Winnebago Industries, Inc.	41,184	1,377,193
YETI Holdings, Inc.(a)	129,579	4,299,431
		34,998,332
Consumer Staples — 3.48%
John B. Sanfilippo & Son, Inc.	42,954	2,761,083
Reynolds Consumer Products, Inc.	126,675	3,099,737
		5,860,820
Energy — 5.23%
Helmerich & Payne, Inc.	161,793	3,574,007
Innovex International, Inc.(a)	168,238	3,119,133
World Kinect Corp.	81,613	2,117,857
		8,810,997
Financials — 20.64%
1st Source Corp.	40,986	2,523,098
Camden National Corp.	22,909	884,058
Cathay General Bancorp	82,329	3,952,615
Diamond Hill Investment Group, Inc.	10,739	1,503,567
Employers Holdings, Inc.	20,045	851,512
Federated Hermes, Inc., Class B	37,603	1,952,724
First Financial Corp.	67,116	3,788,027
Fulton Financial Corp.	98,079	1,827,212
Great Southern Bancorp, Inc.	44,923	2,751,534
Independent Bank Corp.	65,863	4,555,744
PROG Holdings, Inc.	93,247	3,017,473
QCR Holdings, Inc.	49,587	3,750,761
S&T Bancorp, Inc.	44,207	1,661,741
Safety Insurance Group, Inc.	7,696	544,030
Simmons First National Corp., Class A	63,716	1,221,436
		34,785,532
Health Care — 1.75%
CONMED Corp.	20,761	976,390
Perrigo Co. PLC	88,235	1,964,993
		2,941,383
Industrials — 27.87%
AAR Corp.(a)	21,142	1,895,803

See accompanying notes which are an integral part of these financial statements.

1

Dean Small Cap Value Fund

Schedule of Investments (continued)

September 30, 2025 (Unaudited)

COMMON STOCKS — 99.62% - continued	Shares	Fair Value
Industrials — 27.87% - continued
Advanced Energy Industries, Inc.	34,022	$5,788,503
Alamo Group, Inc.	8,779	1,675,911
Astec Industries, Inc.	104,751	5,041,666
Atkore, Inc.	21,859	1,371,434
Bel Fuse, Inc., Class B	38,846	5,478,063
Brady Corp., Class A	38,701	3,019,839
Cactus, Inc., Class A	54,588	2,154,588
Douglas Dynamics, Inc.	77,514	2,423,088
ESCO Technologies, Inc.	26,143	5,519,048
Healthcare Services Group, Inc.(a)	195,299	3,286,882
Heartland Express, Inc.	94,857	794,902
Kennametal, Inc.	64,502	1,350,027
Littelfuse, Inc.	21,482	5,564,053
Werner Enterprises, Inc.	60,740	1,598,676
		46,962,483
Materials — 4.85%
Minerals Technologies, Inc.	24,341	1,512,063
Quaker Houghton	37,764	4,975,407
Stepan Co.	35,437	1,690,345
		8,177,815
Real Estate — 2.53%
Broadstone Net Lease, Inc.	195,263	3,489,350
Cousins Properties, Inc.	26,846	776,923
		4,266,273
Technology — 12.50%
Cohu, Inc.(a)	153,456	3,119,761
CSG Systems International, Inc.	31,858	2,051,018
Harmonic, Inc.(a)	105,175	1,070,682
Maximus, Inc.	46,048	4,207,406
Synaptics, Inc.(a)	29,187	1,994,640
Verra Mobility Corp., Class A(a)	137,633	3,399,535
Viavi Solutions, Inc.(a)	241,912	3,069,863
Vishay Intertechnology, Inc.	140,293	2,146,483
		21,059,388

Total Common Stocks/Investments — 99.62% (Cost $153,313,683)		167,863,023
Other Assets in Excess of Liabilities — 0.38%		633,037
NET ASSETS — 100.00%		$168,496,060

(a)	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

2

Dean Mid Cap Value Fund

Schedule of Investments

September 30, 2025 (Unaudited)

COMMON STOCKS — 97.60%	Shares	Fair Value
Communications — 2.78%
Omnicom Group, Inc.	44,764	$3,649,608
Take-Two Interactive Software, Inc.(a)	9,257	2,391,639
		6,041,247
Consumer Discretionary — 8.00%
BorgWarner, Inc.	108,639	4,775,770
Hasbro, Inc.	39,889	3,025,581
Lithia Motors, Inc., Class A	9,530	3,011,480
LKQ Corp.	100,318	3,063,712
PulteGroup, Inc.	26,644	3,520,472
		17,397,015
Consumer Staples — 6.20%
BJ’s Wholesale Club Holdings, Inc.(a)	33,354	3,110,260
Campbell’s Co. (The)	84,270	2,661,247
Dollar General Corp.	40,433	4,178,750
US Foods Holding Corp.(a)	46,117	3,533,485
		13,483,742
Energy — 4.67%
Baker Hughes Co., Class A	80,595	3,926,588
Coterra Energy, Inc.	130,285	3,081,240
Permian Resources Corp., Class A	245,556	3,143,117
		10,150,945
Financials — 18.10%
Ameriprise Financial, Inc.	3,247	1,595,089
Assurant, Inc.	19,740	4,275,684
Bank of New York Mellon Corp. (The)	56,634	6,170,841
Hartford Financial Services Group, Inc. (The)	31,269	4,170,972
Jefferies Financial Group, Inc.	42,055	2,751,238
Prosperity Bancshares, Inc.	63,441	4,209,310
Raymond James Financial, Inc.	21,638	3,734,719
Regions Financial Corp.	161,674	4,263,344
Reinsurance Group of America, Inc.	19,604	3,766,517
W.R. Berkley Corp.	58,309	4,467,635
		39,405,349
Health Care — 8.60%
Avantor, Inc.(a)	167,451	2,089,788
Encompass Health Corp.	34,716	4,409,626
Jazz Pharmaceuticals PLC(a)	37,166	4,898,479
Quest Diagnostics, Inc.	21,934	4,180,182
Zimmer Biomet Holdings, Inc.	31,811	3,133,384
		18,711,459
Industrials — 17.53%
AGCO Corp.	31,176	3,338,014
Dover Corp.	20,581	3,433,528
Gates Industrial Corp. PLC(a)	162,006	4,020,990
ITT, Inc.	21,374	3,820,816
Knight-Swift Transportation Holdings, Inc.	78,258	3,091,974

See accompanying notes which are an integral part of these financial statements.

3

Dean Mid Cap Value Fund

Schedule of Investments (continued)

September 30, 2025 (Unaudited)

COMMON STOCKS — 97.60% - continued	Shares	Fair Value
Industrials — 17.53% - continued
L3Harris Technologies, Inc.	16,064	$4,906,106
Littelfuse, Inc.	18,787	4,866,021
Regal Rexnord Corp.	24,369	3,495,489
Republic Services, Inc.	14,699	3,373,127
WESCO International, Inc.	17,960	3,798,540
		38,144,605
Materials — 5.23%
Avery Dennison Corp.	20,557	3,333,729
Carlisle Companies, Inc.	5,446	1,791,516
Eastman Chemical Co.	49,229	3,103,888
International Flavors & Fragrances, Inc.	51,325	3,158,541
		11,387,674
Real Estate — 7.97%
AvalonBay Communities, Inc.	19,462	3,759,475
CBRE Group, Inc., Class A(a)	22,871	3,603,555
Regency Centers Corp.	55,393	4,038,149
STAG Industrial, Inc.	85,029	3,000,673
Weyerhaeuser Co.	118,714	2,942,920
		17,344,772
Technology — 9.30%
Arrow Electronics, Inc.(a)	31,319	3,789,599
Broadridge Financial Solutions, Inc.	13,342	3,177,664
Global Payments, Inc.	32,401	2,691,875
Microchip Technology, Inc.	53,623	3,443,669
MKS, Inc.	21,232	2,627,885
SS&C Technologies Holdings, Inc.	50,607	4,491,877
		20,222,569
Utilities — 9.22%
Ameren Corp.	45,356	4,734,259
Atmos Energy Corp.	24,369	4,161,007
CenterPoint Energy, Inc.	93,936	3,644,717
OGE Energy Corp.	80,664	3,732,323
Xcel Energy, Inc.	46,968	3,787,969
		20,060,275

Total Common Stocks/Investments — 97.60% (Cost $180,343,792)		212,349,652
Other Assets in Excess of Liabilities — 2.40%		5,210,956
NET ASSETS — 100.00%		$217,560,608

(a)	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

4

Dean Equity Income Fund

Schedule of Investments

September 30, 2025 (Unaudited)

COMMON STOCKS — 97.97%	Shares	Fair Value
Communications — 5.89%
Comcast Corp., Class A	40,678	$1,278,103
Omnicom Group, Inc.	20,863	1,700,960
Verizon Communications, Inc.	50,736	2,229,847
		5,208,910
Consumer Discretionary — 3.41%
Home Depot, Inc. (The)	5,066	2,052,693
LKQ Corp.	31,365	957,887
		3,010,580
Consumer Staples — 14.15%
Altria Group, Inc.	49,693	3,282,720
Hershey Co. (The)	9,536	1,783,709
Kimberly-Clark Corp.	9,983	1,241,286
Mondelez International, Inc., Class A	24,958	1,559,126
PepsiCo, Inc.	21,457	3,013,421
Sysco Corp.	19,734	1,624,898
		12,505,160
Energy — 6.92%
Chevron Corp.	17,657	2,741,956
EOG Resources, Inc.	21,010	2,355,641
Kinder Morgan, Inc., Class P	36,059	1,020,830
		6,118,427
Financials — 15.99%
BlackRock, Inc.	1,159	1,351,243
Canadian Imperial Bank of Commerce	17,284	1,380,819
JPMorgan Chase & Co.	7,456	2,351,845
PNC Financial Services Group, Inc. (The)	10,132	2,035,823
Principal Financial Group, Inc.	25,688	2,129,792
Prudential Financial, Inc.	15,720	1,630,793
T. Rowe Price Group, Inc.	18,179	1,865,893
Truist Financial Corp.	30,531	1,395,877
		14,142,085
Health Care — 9.21%
Amgen, Inc.	6,705	1,892,151
Bristol-Myers Squibb Co.	18,911	852,886
Johnson & Johnson	16,986	3,149,544
Merck & Co., Inc.	13,187	1,106,785
Pfizer, Inc.	44,552	1,135,185
		8,136,551
Industrials — 9.55%
Fastenal Co.	27,714	1,359,095
Illinois Tool Works, Inc.	9,252	2,412,551
Lockheed Martin Corp., Class B	2,757	1,376,322
Paychex, Inc.	12,069	1,529,866
Union Pacific Corp.	7,450	1,760,957
		8,438,791

See accompanying notes which are an integral part of these financial statements.

5

Dean Equity Income Fund

Schedule of Investments (continued)

September 30, 2025 (Unaudited)

COMMON STOCKS — 97.97% - continued	Shares	Fair Value
Materials — 4.48%
Air Products & Chemicals, Inc.	5,662	$1,544,141
PPG Industries, Inc.	14,006	1,472,171
Sonoco Products Co.	21,904	943,843
		3,960,155
Real Estate — 9.88%
American Tower Corp., Class A	6,927	1,332,201
Digital Realty Trust, Inc.	10,728	1,854,657
Essex Property Trust, Inc.	8,459	2,264,135
Lamar Advertising Co., Class A	16,986	2,079,426
Public Storage	4,172	1,205,082
		8,735,501
Technology — 5.82%
Amdocs Ltd.	23,841	1,956,154
Cisco Systems, Inc.	24,944	1,706,669
Texas Instruments, Inc.	8,046	1,478,292
		5,141,115
Utilities — 12.67%
Alliant Energy Corp.	26,374	1,777,871
American Electric Power Company, Inc.	16,018	1,802,025
Duke Energy Corp.	14,751	1,825,436
NextEra Energy, Inc.	14,900	1,124,801
WEC Energy Group, Inc.	18,998	2,176,981
Xcel Energy, Inc.	30,842	2,487,408
		11,194,522

Total Common Stocks/Investments — 97.97% (Cost $77,700,404)		86,591,797
Other Assets in Excess of Liabilities — 2.03%		1,795,169
NET ASSETS — 100.00%		$88,386,966

See accompanying notes which are an integral part of these financial statements.

6

Dean Funds

Statements of Assets and Liabilities

September 30, 2025 (Unaudited)

	Dean Small Cap Value Fund	Dean Mid Cap Value Fund	Dean Equity Income Fund
Assets
Investments in securities at value (cost $153,313,683, $180,343,792 and $77,700,404)	$167,863,023	$212,349,652	$86,591,797
Cash and cash equivalents	735,957	4,911,193	1,788,376
Receivable for fund shares sold	219,235	129,734	49,298
Receivable for investments sold	557,207	—	—
Dividends receivable	186,777	341,498	197,949
Prepaid expenses	14,953	19,176	20,587
Total Assets	169,577,152	217,751,253	88,648,007
Liabilities
Payable for investments purchased	802,402	—	18,839
Payable for fund shares redeemed	83,781	33,762	185,013
Payable to Adviser	126,427	115,795	29,546
Payable to affiliates	24,696	18,775	11,868
Other accrued expenses	43,786	22,313	15,775
Total Liabilities	1,081,092	190,645	261,041
Net Assets	$168,496,060	$217,560,608	$88,386,966

Net Assets consist of:
Paid-in capital	$163,584,607	$171,010,957	$79,529,713
Accumulated earnings	4,911,453	46,549,651	8,857,253
Net Assets	$168,496,060	$217,560,608	$88,386,966
Shares outstanding (unlimited number of shares authorized, no par value)	8,871,739	7,850,523	4,078,353
Net asset value, offering and redemption price per share	$18.99	$27.71	$21.67

See accompanying notes which are an integral part of these financial statements.

7

Dean Funds

Statements of Operations

For the period ended September 30, 2025 (Unaudited)

	Dean Small Cap Value Fund	Dean Mid Cap Value Fund	Dean Equity Income Fund
Investment Income
Dividend income (net of foreign taxes withheld of $911, $– and $3,705)	$1,813,445	$2,048,282	$1,614,595
Total investment income	1,813,445	2,048,282	1,614,595

Expenses
Adviser	743,432	740,361	218,060
Administration	74,515	82,090	41,427
Custodian	30,220	14,947	6,878
Transfer agent	20,592	7,519	4,120
Fund accounting	17,087	16,571	10,496
Registration	14,412	12,783	11,108
Legal	11,992	11,993	11,992
Trustee	11,045	11,045	11,045
Audit and tax preparation	9,576	9,576	9,576
Compliance services	5,156	5,156	5,156
Report printing	4,363	7,415	2,029
Insurance	2,528	2,337	2,069
Pricing	858	679	633
Miscellaneous	29,721	20,761	11,005
Total expenses	975,497	943,233	345,594
Fees waived by Adviser	—	(103,861)	(40,269)
Net operating expenses	975,497	839,372	305,325
Net investment income	837,948	1,208,910	1,309,270

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investment securities transactions	(7,917,522)	4,359,350	(394,801)
Net realized gain on foreign currency translations	—	—	953
Net change in unrealized appreciation of investment securities	21,065,436	7,509,347	2,493,157
Net change in unrealized depreciation of foreign currency	—	—	96
Net realized and change in unrealized gain on investments	13,147,914	11,868,697	2,099,405
Net increase in net assets resulting from operations	$13,985,862	$13,077,607	$3,408,675

See accompanying notes which are an integral part of these financial statements.

8

Dean Funds

Statements of Changes in Net Assets

	Dean Small Cap Value Fund		Dean Mid Cap Value Fund
	For the Six Months Ended September 30, 2025	For the Year Ended March 31, 2025	For the Six Months Ended September 30, 2025	For the Year Ended March 31, 2025
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$837,948	$3,050,144	$1,208,910	$1,552,460
Net realized gain (loss) on investment securities transactions	(7,917,522)	5,870,024	4,359,350	14,651,460
Net change in unrealized appreciation (depreciation) of investment securities	21,065,436	(11,507,171)	7,509,347	(2,426,544)
Net increase (decrease) in net assets resulting from operations	13,985,862	(2,587,003)	13,077,607	13,777,376

Distributions to Shareholders From:
Earnings	—	(7,593,080)	—	(11,881,979)
Total distributions	—	(7,593,080)	—	(11,881,979)

Capital Transactions
Proceeds from shares sold	11,954,649	27,470,011	37,413,274	67,068,041
Reinvestment of distributions	—	6,693,837	—	9,496,926
Amount paid for shares redeemed	(38,556,001)	(86,382,980)	(12,630,738)	(26,166,205)
Net increase (decrease) in net assets resulting from capital transactions	(26,601,352)	(52,219,132)	24,782,536	50,398,762
Total Increase (Decrease) in Net Assets	(12,615,490)	(62,399,215)	37,860,143	52,294,159

Net Assets
Beginning of period	181,111,550	243,510,765	179,700,465	127,406,306
End of period	$168,496,060	$181,111,550	$217,560,608	$179,700,465

Share Transactions
Shares sold	684,840	1,486,406	1,407,403	2,576,204
Shares issued in reinvestment of distributions	—	339,789	—	355,557
Shares redeemed	(2,279,011)	(4,637,018)	(473,724)	(1,000,114)
Net increase (decrease) in shares outstanding	(1,594,171)	(2,810,823)	933,679	1,931,647

See accompanying notes which are an integral part of these financial statements.

9

Dean Funds

Statements of Changes in Net Assets (continued)

	Dean Equity Income Fund
	For the Six Months Ended September 30, 2025	For the Year Ended March 31, 2025
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$1,309,270	$2,674,568
Net realized gain (loss) on investment securities transactions	(393,848)	2,520,347
Net change in unrealized appreciation of investment securities	2,493,253	3,165,403
Net increase in net assets resulting from operations	3,408,675	8,360,318

Distributions to Shareholders From:
Earnings	(1,276,417)	(4,450,931)
Total distributions	(1,276,417)	(4,450,931)

Capital Transactions
Proceeds from shares sold	12,255,400	12,216,854
Reinvestment of distributions	1,234,214	4,120,448
Amount paid for shares redeemed	(8,938,331)	(25,488,300)
Net increase (decrease) in net assets resulting from capital transactions	4,551,283	(9,150,998)
Total Increase (Decrease) in Net Assets	6,683,541	(5,241,611)

Net Assets
Beginning of period	81,703,425	86,945,036
End of period	$88,386,966	$81,703,425

Share Transactions
Shares sold	599,945	578,960
Shares issued in reinvestment of distributions	57,932	195,309
Shares redeemed	(422,537)	(1,220,481)
Net increase (decrease) in shares outstanding	235,340	(446,212)

See accompanying notes which are an integral part of these financial statements.

10

Dean Small Cap Value Fund

Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended September 30, 2025		For the Years Ended March 31,
	(Unaudited)		2025	2024	2023	2022	2021
Selected Per Share Data:
Net asset value, beginning of period	$17.30		$18.34	$18.78	$18.13	$16.96	$9.25

Investment operations:
Net investment income	0.11		0.32	0.24	0.32	0.20	0.27
Net realized and unrealized gain (loss)	1.58		(0.65)	(0.35)	0.57	1.15	7.67
Total from investment operations	1.69		(0.33)	(0.11)	0.89	1.35	7.94

Less distributions to shareholders from:
Net investment income	—		(0.31)	(0.33)	(0.24)	(0.18)	(0.23)
Net realized gains	—		(0.40)	—	—	—	—
Total distributions	—		(0.71)	(0.33)	(0.24)	(0.18)	(0.23)
Net asset value, end of period	$18.99		$17.30	$18.34	$18.78	$18.13	$16.96

Total Return(a)	9.77	%(b)	(2.26)%	(0.56)%	4.89%	7.98%	86.33%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$168,496		$181,112	$243,511	$214,784	$180,266	$169,048
Ratio of net expenses to average net assets	1.18	%(c)	1.15%	1.14%	1.14%	1.13%	1.19%
Ratio of gross expenses to average net assets before waiver or recoupment	1.18	%(c)	1.15%	1.14%	1.14%	1.13%	1.19%
Ratio of net investment income to average net assets	1.01	%(c)	1.42%	1.60%	1.90%	1.15%	1.16%
Portfolio turnover rate	73	%(b)	114%	81%	77%	57%	181%

(a)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(b)	Not annualized.
(c)	Annualized.

See accompanying notes which are an integral part of these financial statements.

11

Dean Mid Cap Value Fund

Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended September 30, 2025		For the Years Ended March 31,
	(Unaudited)		2025	2024	2023	2022	2021
Selected Per Share Data:
Net asset value, beginning of period	$25.98		$25.56	$22.49	$23.79	$22.58	$14.26

Investment operations:
Net investment income	0.14		0.22	0.23	0.29	0.19	0.16
Net realized and unrealized gain (loss)	1.59		2.06	4.12	(0.41)	2.34	8.34
Total from investment operations	1.73		2.28	4.35	(0.12)	2.53	8.50

Less distributions to shareholders from:
Net investment income	—		(0.23)	(0.26)	(0.21)	(0.20)	(0.18)
Net realized gains	—		(1.63)	(1.02)	(0.97)	(1.12)	—
Total distributions	—		(1.86)	(1.28)	(1.18)	(1.32)	(0.18)
Net asset value, end of period	$27.71		$25.98	$25.56	$22.49	$23.79	$22.58

Total Return(a)	6.66	%(b)	8.70%	19.98%	(0.50)%	11.22%	59.75%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$217,561		$179,700	$127,406	$74,467	$80,380	$79,576
Ratio of net expenses to average net assets	0.85	%(c)	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of gross expenses to average net assets before waiver or recoupment	0.96	%(c)	0.98%	1.06%	1.08%	1.06%	1.15%
Ratio of net investment income to average net assets	1.22	%(c)	0.97%	1.18%	1.25%	0.75%	1.20%
Portfolio turnover rate	14	%(b)	34%	48%	22%	27%	65%

(a)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(b)	Not annualized.
(c)	Annualized.

See accompanying notes which are an integral part of these financial statements.

12

Dean Equity Income Fund

Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended September 30, 2025		For the Years Ended March 31,		For the Period Ended March 31,
	(Unaudited)		2025	2024	2023(a)
Selected Per Share Data:
Net asset value, beginning of period	$21.26		$20.27	$19.41	$20.00

Investment operations:
Net investment income	0.32		0.65	0.60	0.18
Net realized and unrealized gain (loss)	0.40		1.41	0.98	(0.71)
Total from investment operations	0.72		2.06	1.58	(0.53)

Less distributions to shareholders from:
Net investment income	(0.31)		(0.65)	(0.71)	(0.06)
Net realized gains	—		(0.42)	(0.01)	—
Total distributions	(0.31)		(1.07)	(0.72)	(0.06)
Net asset value, end of period	$21.67		$21.26	$20.27	$19.41

Total Return(b)	3.42	%(c)	10.28%	8.43%	(2.66	)%(c)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$88,387		$81,703	$86,945	$73,647
Ratio of net expenses to average net assets	0.70	%(d)	0.70%	0.70%	0.70	%(d)
Ratio of gross expenses to average net assets before waiver or recoupment	0.79	%(d)	0.79%	0.79%	1.04	%(d)
Ratio of net investment income to average net assets	3.01	%(d)	3.06%	3.21%	3.62	%(d)
Portfolio turnover rate	16	%(c)	17%	19%	16	%(c)

(a)	For the period November 22, 2022 (commencement of operations) to March 31, 2023.
(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes which are an integral part of these financial statements.

13

Dean Funds

Notes to the Financial Statements

September 30, 2025 (Unaudited)

NOTE 1. ORGANIZATION

Dean Small Cap Value Fund (the “Small Cap Fund”), Dean Mid Cap Value Fund (the “Mid Cap Fund”) and Dean Equity Income Fund (the “Equity Income Fund”) (each a “Fund” and, collectively the “Funds”), are each organized as diversified series of Unified Series Trust (the “Trust”). The Small Cap Fund and the Mid Cap Fund were organized on November 13, 2006 and the Equity Income Fund was organized on November 15, 2022. The Funds are registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 14, 2002, as amended from time to time (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The Funds are each a series of the Trust currently authorized by the Board. The investment adviser to each Fund is Dean Investment Associates, LLC (“the Adviser”). In addition, the Adviser has retained Dean Capital Management, LLC (“the Sub-Adviser”) to serve as sub-adviser to the Funds. The Sub-Adviser is an affiliate of the Adviser. The investment objective of the Small Cap Fund and the Mid Cap Fund is long-term capital appreciation and, secondarily, dividend income. The investment objective of the Equity Income Fund is long-term capital appreciation with an income focus.

Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed as a whole by the Adviser, who is responsible for the oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”, including Accounting Standard Update 2013-08. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

14

Dean Funds

Notes to the Financial Statements (continued)

September 30, 2025 (Unaudited)

Federal Income Taxes – The Funds make no provision for federal income or excise tax. Each Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. Each Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense.

As of and during the six months ended September 30, 2025, the Funds did not have any liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations when incurred. During the six months ended September 30, 2025, the Funds did not incur any interest or penalties. Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund are allocated to the individual funds of the Trust based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – The Funds follow industry practice and record security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Distributions received from investments in real estate investment trusts (“REITs”) that represent a return of capital or capital gain are recorded as a reduction of the cost of investment or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Funds’ investments in REITs are reported to the Funds after the end of the calendar year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported. Estimates are based on the most recent REIT distributions information available. Withholding taxes on foreign dividends and related reclaims have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – Each Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends

15

Dean Funds

Notes to the Financial Statements (continued)

September 30, 2025 (Unaudited)

and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Funds.

Cash and Cash Equivalents — Idle cash may be swept into various interest bearing overnight demand deposits and is classified as a cash equivalent on the Statements of Assets and Liabilities. The Funds maintain cash in the bank deposit accounts which, at times, may exceed the Federal Deposit Insurance Corporation (FDIC) limit of $250,000. Amounts swept overnight are available on the next business day.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Each Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business. Fair value is defined as the price that a Fund would receive upon selling an investment or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

16

Dean Funds

Notes to the Financial Statements (continued)

September 30, 2025 (Unaudited)

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the Nasdaq over-the-counter market are generally valued at the Nasdaq Official Closing Price. When using market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser, as Valuation Designee, under the oversight of the Board’s Pricing & Liquidity Committee. The Valuation Designee has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available in conformity with guidelines adopted by the Board. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Designee pursuant to its policies and procedures. Any fair value provided by the Valuation Designee is subject to the ultimate review of the pricing methodology by the Pricing & Liquidity Committee of the Board on a quarterly basis. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the mutual funds. These securities are categorized as Level 1 securities.

17

Dean Funds

Notes to the Financial Statements (continued)

September 30, 2025 (Unaudited)

In accordance with the Trust’s valuation policies and fair value determinations pursuant to Rule 2a-5 under the 1940 Act, the Valuation Designee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Valuation Designee would be the amount that a Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Valuation Designee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Valuation Designee is aware of any other data that calls into question the reliability of market quotations. The Valuation Designee may obtain assistance from others in fulfilling its duties. For example, it may seek assistance from pricing services, fund administrators, sub-advisers, accountants, or counsel; it may also consult the Trust’s Fair Value Committee. The Valuation Designee, however, remains responsible for the final fair value determination and may not designate or assign that responsibility to any third party.

The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2025:

Small Cap Fund	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$167,863,023	$—	$—	$167,863,023
Total	$167,863,023	$—	$—	$167,863,023

Mid Cap Fund	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$212,349,652	$—	$—	$212,349,652
Total	$212,349,652	$—	$—	$212,349,652

Equity Income Fund	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$86,591,797	$—	$—	$86,591,797
Total	$86,591,797	$—	$—	$86,591,797

(a)	Refer to Schedule of Investments for sector classifications.

18

Dean Funds

Notes to the Financial Statements (continued)

September 30, 2025 (Unaudited)

The Funds did not hold any investments during or at the end of the reporting period in which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

Each Fund’s investments are managed by the Adviser pursuant to the terms of a management agreement with the Trust. The Adviser has hired the Sub-Adviser to manage the Funds’ assets on a day-to-day basis. The Sub-Adviser is paid by the Adviser. In accordance with the management agreement for each Fund, the Adviser is entitled to a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.90%, 0.75% and 0.50% of the average daily net assets of the Small Cap Fund, the Mid Cap Fund, and the Equity Income Fund, respectively. For the six months ended September 30, 2025, the Adviser earned management fees, before the waiver described below, of $743,432, $740,361 and $218,060 from the Small Cap Fund, the Mid Cap Fund, and the Equity Income Fund, respectively. At September 30, 2025, the Adviser was owed $126,427 from the Small Cap Fund, $115,795 from the Mid Cap Fund, and $29,546 from the Equity Income Fund.

The Adviser has contractually agreed to waive its management fee and/or to reimburse certain Fund operating expenses through July 31, 2026 for each Fund, but only to the extent necessary so that total annual operating expenses, excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the 1940 Act; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers, and other expenses that the Trustees agree have not been incurred in the ordinary course of the Funds’ business), do not exceed 1.25% of the Small Cap Fund’s average daily net assets, 0.85% of the Mid Cap Fund’s average daily net assets and 0.70% of the Equity Income Fund’s average daily net assets. For the six months ended September 30, 2025, the Adviser waived fees of $103,861 and $40,269 for the Mid Cap Fund and the Equity Income Fund, respectively.

Each waiver/expense payment by the Adviser is subject to recoupment by the Adviser from a Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual

19

Dean Funds

Notes to the Financial Statements (continued)

September 30, 2025 (Unaudited)

expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of recoupment. As of September 30, 2025, the Adviser may seek repayment of management fees waived and expenses reimbursed pursuant to the aforementioned conditions, from the Mid Cap Fund and the Equity Income Fund no later than the dates stated below:

Recoverable Through	Mid Cap Fund	Equity Income Fund
March 31, 2026	$82,642	$48,814
March 31, 2027	199,996	72,686
March 31, 2028	209,770	79,889
September 30, 2028	103,861	40,269

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agent services to the Funds. The Funds pay Ultimus fees in accordance with the agreements for such services.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Funds, which are approved annually by the Board.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Funds. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Funds) for acting as principal underwriter.

Certain officers of the Trust are also employees of Ultimus and such persons are not paid by the Funds for serving in such capacities.

The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Chair of the Board and more than 75% of the Trustees are “Independent Trustees”, which means that they are not “interested persons” as defined in the 1940 Act. The Independent Trustees review and establish compensation at least annually. Each Trustee of the Trust receives annual compensation, which is an established amount paid quarterly per fund in the Trust at the time of the regular quarterly Board meetings. The Chair of the Board receives the highest compensation, commensurate with his additional duties and each Chair of a committee receives additional compensation as well. Trustees also receive additional fees for attending any special meetings. In addition, the Trust reimburses Trustees for out-of-pocket expenses incurred in conjunction with attendance at meetings. Beginning in May

20

Dean Funds

Notes to the Financial Statements (continued)

September 30, 2025 (Unaudited)

2024, the Interested Trustee began receiving the same compensation as the Independent Trustees.

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the six months ended September 30, 2025, purchases and sales of investment securities, other than short-term investments, were as follows:

	Purchases	Sales
Small Cap Fund	$120,801,331	$145,752,594
Mid Cap Fund	52,651,801	27,223,024
Equity Income Fund	18,676,816	13,554,308

There were no purchases or sales of long-term U.S. government obligations during the six months ended September 30, 2025.

NOTE 6. FEDERAL TAX INFORMATION

At September 30, 2025, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

	Small Cap Fund	Mid Cap Fund	Equity Income Fund
Gross unrealized appreciation	$11,954,606	$38,392,003	$11,135,969
Gross unrealized depreciation	(3,260,329)	(6,523,542)	(2,886,000)
Net unrealized appreciation	$8,694,277	$31,868,461	$8,249,969
Tax cost of investments	$159,168,746	$180,481,191	$78,341,828

The tax character of distributions paid for the fiscal year ended March 31, 2025, the Funds’ most recent fiscal year end, were as follows:

	Small Cap Fund	Mid Cap Fund	Equity Income Fund
Distributions paid from:
Ordinary income(a)	$6,525,553	$1,448,631	$2,687,695
Long-term capital gains	1,067,527	10,433,348	1,763,236
Total distributions paid	$7,593,080	$11,881,979	$4,450,931

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

At March 31, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

21

Dean Funds

Notes to the Financial Statements (continued)

September 30, 2025 (Unaudited)

	Small Cap Fund	Mid Cap Fund	Equity Income Fund
Undistributed ordinary income	$740,863	$528,063	$49,847
Undistributed long-term capital gains	2,555,887	8,584,866	918,427
Unrealized appreciation (depreciation) on investments	(12,371,159)	24,359,115	5,756,721
Total accumulated earnings (deficit)	$(9,074,409)	$33,472,044	$6,724,995

The differences between book-basis and tax-basis of unrealized appreciation (depreciation) are primarily attributable to the tax deferral of losses on wash sales.

As of March 31, 2025, the Funds did not have any capital loss carryforwards.

For the year ended March 31, 2025, the Small Cap Fund utilized long-term capital loss carryforwards of $1,761,600 and the Equity Income Fund utilized short-term capital loss carryforwards of $53,981.

NOTE 7. SECTOR RISK

If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in a Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of a Fund’s portfolio will be adversely affected. As of September 30, 2025, the Small Cap Fund had 27.87% of the value of its net assets invested in stocks within the Industrials sector.

NOTE 8. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Funds. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

22

Dean Funds

Notes to the Financial Statements (continued)

September 30, 2025 (Unaudited)

NOTE 9. SUBSEQUENT EVENTS

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

23

Additional Information (Unaudited)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1)	Not applicable – disclosed with annual report.

(a)(2)	Not applicable

(a)(3)	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2 under the Investment Company Act of 1940 are filed herewith.

(a)(4)	Not applicable

(a)(5)	Not applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Unified Series Trust

By	/s/ Martin R. Dean
Martin R. Dean, Principal Executive Officer

Date	12/2/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Martin R. Dean
Martin R. Dean, Principal Executive Officer

Date	12/2/2025

By	/s/ Zachary P. Richmond
Zachary P. Richmond, Principal Financial Officer

Date	12/2/2025